UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-06719

                                                             BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

                                                     Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

                                                     Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-228-1872

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 3008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.3%)
	Consumer Discretionary (16.0%)
612,603	Comcast Corp., Class A	$11,621,079
430,287	Home Depot, Inc. (The)	10,077,322
1,035,913	KB Home	17,538,007
149,176	Target Corp.	6,935,192
102,607	Tiffany & Co.	4,181,235
307,030	Walt Disney Co. (The)	9,579,336

		59,932,171

	Consumer Staples (12.5%)
173,488	Clorox Co. (The)	9,056,074
522,371	Kraft Foods, Inc., Class A	14,861,455
260,672	Procter & Gamble Co.	15,851,464
120,028	Wal-Mart Stores, Inc.	6,745,574

		46,514,567

	Energy (11.1%)
137,091	Anadarko Petroleum Corp.	10,259,891
154,057	ConocoPhillips	14,541,440
190,332	Exxon Mobil Corp.	16,773,959

		41,575,290

	Financials (15.7%)
330,517	American International Group, Inc.	8,745,480
212,636	Bank of America Corp.	5,075,621
328,689	Citigroup, Inc.	5,508,828
306,109	Freddie Mac	5,020,188
193,156	JPMorgan Chase & Co.	6,627,182
170,572	Merrill Lynch & Co., Inc.	5,408,838
793,200	MGIC Investment Corp.(i)	4,846,452
601,916	Progressive Corp. (The)	11,267,867
260,880	Wells Fargo & Co.	6,195,900

		58,696,356

	Health Care (14.7%)
77,520	Eli Lilly & Co.	3,578,323
319,008	Johnson & Johnson	20,524,975
259,701	Medtronic, Inc.	13,439,527
373,069	Merck & Co., Inc.	14,060,970
188,395	Pfizer, Inc.	3,291,261

		54,895,056

	Industrials (4.2%)
344,340	General Electric Co.	9,190,434
224,196	USG Corp.(a)	6,629,476

		15,819,910

	Information Technology (16.8%)
273,968	Cisco Systems, Inc.(a)	6,372,496
467,946	Dell, Inc.(a)	10,238,659
384,670	eBay, Inc.(a)	10,513,031
451,748	Intel Corp.	9,703,547
291,614	Microsoft Corp.	8,022,301
304,638	QUALCOMM, Inc.	13,516,788
209,849	Yahoo!, Inc.(a)	4,335,480

		62,702,302

	Materials (1.3%)
139,461	Alcoa, Inc.	4,967,601

	Total Common Stocks (Cost $368,180,207)	345,103,253

EXCHANGE TRADED FUNDS (4.6%)
144,135	Energy Select Sector SPDR Fund(i)	12,753,065
64,122	SPDR S&P Oil & Gas Exploration & Production ETF	4,506,494

	Total Exchange Traded Funds (Cost $17,277,856)	17,259,559

INVESTMENT COMPANY (3.1%)
11,527,723	Federated Treasury Obligations Fund, Institutional Shares	11,527,723

	Total Investment Company (Cost $11,527,723)	11,527,723

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.8%)
$18,179,895	Pool of Various Securities for Security Loans	18,179,895

	Total Securities Held as Collateral for Securities on Loan (Cost $18,179,895)	18,179,895

Total Investments — 104.8% (Cost $415,165,681)		392,070,430
Net Other Assets (Liabilities) — (4.8)%		(18,060,488)

NET ASSETS — 100.0%		$374,009,942

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.1%)
	Consumer Discretionary (20.8%)
120,350	Advance Auto Parts, Inc.	$4,673,190
512,800	Chico’s FAS, Inc.(a)	2,753,736
443,800	EarthLink, Inc.(a)	3,838,870
89,150	Gannett Co., Inc.	1,931,881
96,250	International Speedway Corp., Class A	3,756,638
897,300	Interpublic Group of Cos., Inc.(a)	7,716,780
209,800	Kohl’s Corp.(a)	8,400,392
223,500	Liz Claiborne, Inc.	3,162,525
115,750	R.H. Donnelley Corp.(a)(i)	347,250
306,430	Select Comfort Corp.(a)	502,545
97,300	Universal Technical Institute, Inc.(a)	1,212,358
151,400	Viacom, Inc., Class B(a)	4,623,756

		42,919,921

	Financial Services (34.6%)
98,700	Alliance Data Systems Corp.(a)	5,581,485
139,050	Aon Corp.	6,387,957
147,400	Assured Guaranty, Ltd.(i)	2,651,726
214,652	Endurance Specialty Holdings, Ltd.	6,609,135
211,700	Fair Isaac Corp.(i)	4,397,009
199,897	Fidelity National Financial, Inc., Class A	2,518,702
152,105	Fidelity National Information Services, Inc.	5,614,196
190,600	Jefferies Group Inc.(i)	3,205,892
227,700	Marshall & Ilsley Corp.	3,490,641
198,000	MBIA, Inc.(i)	869,220
185,800	Mercury General Corp.	8,680,576
280,200	National City Corp.(i)	1,336,554
90,100	Piper Jaffray Cos.(a)	2,642,633
240,000	Popular, Inc.(i)	1,581,600
77,590	StanCorp Financial Group, Inc.	3,643,626
368,400	Synovus Financial Corp.	3,216,132
203,250	Waddell & Reed Financial, Inc., Class A	7,115,783
58,400	Willis Group Holdings, Ltd.	1,832,008

		71,374,875

	Health Care (17.2%)
179,000	Covidien, Ltd.	8,572,310
141,650	Genzyme Corp.(a)	10,201,633
234,092	IMS Health, Inc.	5,454,344
356,950	King Pharmaceuticals, Inc.(a)	3,737,266
115,500	Watson Pharmaceuticals, Inc.(a)	3,138,135
65,000	Zimmer Holdings, Inc.(a)	4,423,250

		35,526,938

	Materials & Processing (2.6%)
278,075	Valspar Corp.	5,258,398

	Other Energy (2.7%)
73,650	Forest Oil Corp.(a)	5,486,925

	Producer Durables (3.0%)
558,500	Axcelis Technologies, Inc.(a)	2,725,480
105,200	Lexmark International, Inc., Class A(a)	3,516,836

		6,242,316

	Technology (18.2%)
166,150	Affiliated Computer Services, Inc., Class A(a)	8,887,364
105,250	BMC Software, Inc.(a)	3,789,000
386,760	CA, Inc.	8,930,288
93,450	Computer Sciences Corp.(a)	4,377,198
132,200	CSG Systems International, Inc.(a)	1,456,844
145,000	Progress Software Corp.(a)	3,707,650
265,050	Synopsys, Inc.(a)	6,337,345

		37,485,689

	Total Common Stocks (Cost $235,955,127)	204,295,062

INVESTMENT COMPANY (0.7%)
1,319,833	Federated Treasury Obligations Fund, Institutional Shares	1,319,833

	Total Investment Company (Cost $1,319,833)	1,319,833

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.1%)
$8,419,571	Pool of Various Securities for Security Loans	8,419,571

	Total Securities Held as Collateral for Securities on Loan (Cost $8,419,571)	8,419,571

Total Investments — 103.9% (Cost $245,694,531)		214,034,466
Net Other Assets (Liabilities) — (3.9)%		(7,950,267)

NET ASSETS — 100.0%		$206,084,199

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.1%)
	Consumer Discretionary (14.4%)
154,500	Burger King Holdings, Inc.	$4,139,055
60,500	DeVry, Inc.	3,244,010
124,000	Gafisa SA, ADR(i)	4,261,880
64,500	GameStop Corp., Class A(a)	2,605,800
84,500	Guess?, Inc.	3,164,525
27,500	Priceline.com, Inc.(a)	3,175,150
84,000	Under Armour, Inc., Class A(a)	2,153,760
110,000	Urban Outfitters, Inc.(a)	3,430,900
103,000	Warnaco Group, Inc. (The)(a)	4,539,210

		30,714,290

	Energy (23.0%)
61,000	Alliance Resource Partners LP	3,396,480
81,500	Cameron International Corp.(a)	4,511,025
65,500	Carrizo Oil & Gas, Inc.(a)	4,459,895
31,500	Core Laboratories N.V.(a)	4,484,025
25,500	Diamond Offshore Drilling, Inc.	3,548,070
65,000	Helmerich & Payne, Inc.	4,681,300
36,000	National Oilwell Varco, Inc.(a)	3,193,920
55,000	Petrohawk Energy Corp.(a)	2,547,050
65,000	Pioneer Natural Resources Co.	5,088,200
82,000	Plains Exploration & Production Co.(a)	5,983,540
84,000	Southwestern Energy Co.(a)	3,999,240
19,500	Transocean, Inc.(a)	2,971,605

		48,864,350

	Financials (7.2%)
52,000	AllianceBernstein Holding LP	2,843,360
192,000	Hudson City Bancorp, Inc.	3,202,560
121,000	Interactive Brokers Group, Inc., Class A(a)	3,887,730
155,000	Waddell & Reed Financial, Inc., Class A	5,426,550

		15,360,200

	Health Care (7.5%)
39,000	Covance, Inc.(a)	3,354,780
48,000	Express Scripts, Inc.(a)	3,010,560
39,000	Illumina, Inc.(a)	3,397,290
10,700	Intuitive Surgical, Inc.(a)	2,882,580
57,500	Thermo Fisher Scientific, Inc.(a)	3,204,475

		15,849,685

	Industrials (19.9%)
136,000	ABB, Ltd., ADR(a)	3,851,520
66,000	Bucyrus International, Inc.	4,819,320
122,500	Corrections Corp. of America(a)	3,365,075
56,000	CSX Corp.	3,517,360
139,500	EnerSys(a)	4,775,085
12,500	First Solar, Inc.(a)(i)	3,410,250
17,800	Fluor Corp.	3,312,224
58,500	Foster Wheeler, Ltd.(a)	4,279,275
58,000	Joy Global, Inc.	4,398,140
93,000	Kansas City Southern(a)	4,091,070
48,000	Stericycle, Inc.(a)	2,481,600

		42,300,919

	Information Technology (17.8%)
8,900	Baidu.com, Inc., ADR(a)	2,785,344
105,000	BMC Software, Inc.(a)	3,780,000
61,500	Equinix, Inc.(a)	5,487,030
5,525	Google, Inc., Class A(a)	2,908,471
291,000	Marvell Technology Group, Ltd.(a)	5,139,060
17,900	Mastercard, Inc., Class A	4,752,808
104,000	Micros Systems, Inc.(a)	3,170,960
181,000	Microsemi Corp.(a)	4,557,580
18,000	Research In Motion, Ltd.(a)	2,104,200
72,000	Sina Corp.(a)	3,063,600

		37,749,053

	Materials (6.1%)
23,000	CF Industries Holdings, Inc.	3,514,400
51,000	Cleveland-Cliffs, Inc.	6,078,690
23,500	Mosaic Co. (The)(a)	3,400,450

		12,993,540

	Utilities (1.2%)
50,500	Allegheny Energy, Inc.	2,530,555

	Total Common Stocks (Cost $182,940,185)	206,362,592

INVESTMENT COMPANY (1.6%)
3,440,092	Federated Treasury Obligations Fund, Institutional Shares	3,440,092

	Total Investment Company (Cost $3,440,092)	3,440,092

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.8%)
$3,723,892	Pool of Various Securities for Security Loans	3,723,892

	Total Securities Held as Collateral for Securities on Loan (Cost $3,723,892)	3,723,892

Total Investments — 100.5% (Cost $190,104,169)		213,526,576
Net Other Assets (Liabilities) — (0.5)%		(966,826)

NET ASSETS — 100.0%		$212,559,750

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.8%)
	Consumer Discretionary (9.7%)
28,152	CEC Entertainment, Inc.(a)	$788,537
29,200	Gafisa SA, ADR	1,003,604
20,535	P.F. Chang’s China Bistro, Inc.(a)	458,752
25,926	Polaris Industries, Inc.(i)	1,046,892
15,500	Under Armour, Inc., Class A(a)	397,420
25,000	Warnaco Group, Inc. (The)(a)	1,101,750

		4,796,955

	Consumer Staples (2.8%)
40,380	Sanderson Farms, Inc.	1,393,918

	Energy (14.2%)
14,300	Alliance Resource Partners LP	796,224
29,465	Berry Petroleum Co., Class A	1,734,899
14,730	Forest Oil Corp.(a)	1,097,385
27,484	Oil States International, Inc.(a)	1,743,585
85,500	Pioneer Drilling Co.(a)	1,608,255

		6,980,348

	Financials (9.9%)
58,952	Dime Community Bancshares	973,297
32,060	Interactive Brokers Group, Inc., Class A(a)	1,030,088
85,186	NewAlliance Bancshares, Inc.	1,063,121
15,019	Peoples Bancorp, Inc.	285,061
43,390	Waddell & Reed Financial, Inc., Class A	1,519,084

		4,870,651

	Health Care (14.0%)
97,225	American Medical Systems Holdings, Inc.(a)	1,453,514
29,500	CardioNet, Inc.(a)	785,585
15,000	Haemonetics Corp.(a)	831,900
81,000	Healthspring, Inc.(a)	1,367,280
51,000	SonoSite, Inc.(a)	1,428,510
23,000	West Pharmaceutical Services, Inc.	995,440

		6,862,229

	Industrials (23.3%)
47,660	Arkansas Best Corp.	1,746,263
55,995	Celadon Group, Inc.(a)	559,390
19,395	Curtiss-Wright Corp.	867,732
33,500	EnerSys(a)	1,146,705
25,090	Kaydon Corp.	1,289,877
81,000	LaBarge, Inc.(a)	1,053,000
29,800	Moog, Inc., Class A(a)	1,109,752
44,666	Mueller Industries, Inc.	1,438,245
22,530	RBC Bearings, Inc.(a)	750,700
35,000	Regal-Beloit Corp.	1,478,750

		11,440,414

	Information Technology (13.6%)
55,238	Cognex Corp.	1,273,236
14,900	Equinix, Inc.(a)	1,329,378
44,000	Microsemi Corp.(a)	1,107,920
74,350	Perot Systems Corp., Class A(a)	1,115,993
41,595	Silicon Laboratories, Inc.(a)	1,501,164
8,550	Sina Corp.(a)	363,802

		6,691,493

	Utilities (2.3%)
18,075	Empire District Electric Co. (The)(i)	335,110
8,723	Laclede Group, Inc. (The)	352,148
15,056	UIL Holdings Corp.	442,797

		1,130,055

	Total Common Stocks (Cost $37,655,292)	44,166,063

EXCHANGE TRADED FUNDS (6.1%)
39,225	iShares Russell 2000 Growth Index Fund(i)	2,987,376

	Total Exchange Traded Funds (Cost $2,972,397)	2,987,376

INVESTMENT COMPANY (4.0%)
1,961,835	Federated Treasury Obligations Fund, Institutional Shares	1,961,835

	Total Investment Company (Cost $1,961,835)	1,961,835

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.6%)
$4,215,680	Pool of Various Securities for Security Loans	4,215,680

	Total Securities Held as Collateral for Securities on Loan (Cost $4,215,680)	4,215,680

Total Investments — 108.5% (Cost $46,805,204)		53,330,954
Net Other Assets (Liabilities) — (8.5)%		(4,167,201)

NET ASSETS — 100.0%		$49,163,753

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.2%)
	Australia (3.1%)
32,219	BHP Billiton, Ltd.	$1,349,755
6,049	Consolidated Media Holdings, Ltd.	19,136
6,049	Crown, Ltd.	53,872
8,138	Fairfax Media, Ltd.	22,858
259,234	Macquarie Airports	511,942
23,528	Newcrest Mining, Ltd.	660,867
15,761	Rio Tinto, Ltd.	2,047,314

		4,665,744

	Austria (3.4%)
6,808	Erste Bank der Oesterreichischen Sparkassen AG	423,825
5,603	Flughafen Wien AG	534,594
52,554	Immoeast AG(a)	465,849
21,014	OMV AG	1,649,649
8,805	Raiffeisen International Bank Holding AG	1,125,224
4,400	Telekom Austria AG	95,462
2,430	Verbund - Oesterreichische Elektrizita-etswirtschafts AG, Class A	217,772
6,071	Vienna Insurance Group	400,884
4,402	Wienerberger AG	184,849

		5,098,108

	Belgium (1.0%)
668	Groupe Bruxelles Lambert SA	79,522
1,993	Inbev NV	138,318
6,940	KBC Ancora	606,433
6,152	KBC Groep NV	683,158

		1,507,431

	Brazil (1.6%)
82,333	Petroleo Brasileiro SA	2,373,795

	Canada (4.4%)
17,976	Barrick Gold Corp.	821,674
4,030	Cameco Corp.	173,104
5,454	Canadian Natural Resources, Ltd.	539,356
20,386	Eldorado Gold Corp.(a)	173,732
80,650	Ivanhoe Mines, Ltd.(a)	873,965
12,030	Kinross Gold Corp.	284,322
10,093	OPTI Canada, Inc.(a)	228,644
6,420	Petro-Canada	359,563
3,282	Potash Corp. of Saskatchewan	761,423
5,297	Research In Motion, Ltd.(a)	619,219
22,448	Suncor Energy, Inc.	1,303,248
8,485	Talisman Energy, Inc.	187,890
32,271	UTS Energy Corp.(a)	188,619

		6,514,759

	Chile (0.2%)
7,286	Sociedad Quimica y Minera de Chile SA, ADR	339,528

	China (0.3%)
506,464	Beijing Capital International Airport Co., Ltd., Class H	421,553

	Cyprus (0.1%)
17,671	Bank of Cyprus Public Co., Ltd.	215,344

	Czech Republic (2.6%)
16,471	Komercni Banka AS	3,832,649

	Denmark (1.5%)
10,308	Carlsberg AS, Class B	995,632
2,222	FLSmidth & Co. AS	243,938
11,483	Novo Nordisk AS, Class B	751,537
1,409	Vestas Wind Systems AS(a)	184,432

		2,175,539

	Finland (2.3%)
25,057	Fortum OYJ	1,272,694
7,552	Kemira OYJ	95,360
1,535	Kesko OYJ, Class B	49,713
1,170	Metso OYJ	53,366
24,159	Nokia OYJ	589,198
6,245	Orion OYJ, Class B	124,479
4,880	Outotec OYJ	311,022
4,455	Pohjola Bank PLC	77,297
8,738	Ramirent OYJ	91,075
6,470	Sanoma WSOY OYJ	143,327
1,176	Wartsila OYJ	73,970
22,335	YIT OYJ	561,944

		3,443,445

	France (8.6%)
988	Accor SA	66,002
7,776	Aeroports de Paris	727,722
6,571	Air Liquide	867,751
845	Alstom SA	195,132
6,460	BNP Paribas	585,239
4,251	Bouygues	282,177
3,843	Cie de Saint-Gobain	240,452
524	EDF Energies Nouvelles SA	35,038
10,741	Electricite de France (EDF)	1,020,424
1,619	Eurazeo	172,785
16,093	France Telecom SA	474,069
3,400	JC Decaux SA	86,667
4,412	Lafarge SA	676,520
11,609	LVMH Moet Hennessy Louis Vuitton SA	1,216,940
917	Nexity	24,891
5,289	Pernod-Ricard SA	543,356
4,672	PPR	520,059
1,078	Remy Cointreau SA	58,946
9,101	Sanofi-Aventis SA	607,985
5,248	Societe Television Francaise 1	87,833
1,031	Sodexo	67,723
19,814	Suez SA	1,348,927
930	Technip SA	86,083
26,143	Total SA	2,230,926
1,820	Veolia Environnement	102,098
8,090	Vinci SA	496,757
1,996	Vivendi	75,737

		12,898,239

	Germany (6.0%)
806	Adidas AG	50,900
3,332	Arcandor AG(a)	38,716
7,230	Bayer AG	608,552
5,362	Commerzbank AG	159,052
797	Continental AG	81,903
6,729	Daimler AG	416,153
1,772	Deutsche Boerse AG	200,011
9,658	Deutsche Post AG	252,421
1,730	Deutsche Postbank AG	151,880

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Germany — (continued)
6,060	E.ON AG	$1,222,705
21,799	Fraport AG Frankfurt Airport Services Worldwide	1,479,260
14,455	Fresenius Medical Care AG & Co. KGaA	796,784
9,764	Fresenius SE	845,207
2,026	Hamburger Hafen und Logistik AG	157,578
3,534	Henkel AG & Co KGaA	132,649
1,269	K+S AG	731,862
559	MAN AG	62,057
1,220	Merck KGAA	173,432
1,827	Praktiker Bau-und Heimwerkermaerkte AG, Class A	38,632
2,286	Premiere AG(a)	50,353
1,103	Rheinmetall AG	79,728
15,293	Rhoen Klinikum AG	485,656
6,492	Siemens AG	720,811
1,837	Tognum AG	49,516

		8,985,818

	Greece (0.4%)
93,027	Alapis Holding Industrial & Commercial SA	254,852
11,838	Hellenic Telecommunications Organization SA	298,215

		553,067

	Hong Kong (1.2%)
71,564	China Merchants Holdings International Co., Ltd.	276,720
496,599	Galaxy Entertainment Group, Ltd.(a)	321,630
527,324	GOME Electrical Appliances Holdings, Ltd.	250,229
34,000	Hutchison Telecommunications International, Ltd.(a)	48,227
37,918	Melco Crown Entertainment, Ltd., ADR(a)	353,396
614,932	Shun Tak Holdings, Ltd.	575,716

		1,825,918

	Hungary (2.8%)
101,411	OTP Bank Nyrt(a)	4,243,986

	India (1.3%)
35,533	State Bank of India, Ltd., GDR	1,883,249

	Indonesia (0.1%)
172,430	Semen Gresik Persero Tbk PT	74,807

	Ireland (0.2%)
5,821	CRH PLC	168,634
17,065	Dragon Oil PLC(a)	155,507

		324,141

	Italy (2.0%)
846	Autogrill SpA(a)	10,156
27,221	Banca Popolare di Milano Scarl	255,435
16,792	Buzzi Unicem SpA	420,633
28,354	Credito Emiliano SpA	249,550
1,139	Finmeccanica SpA	29,912
5,098	Geox SpA	51,972
21,374	Intesa Sanpaolo SpA	122,074
134,281	Intesa Sanpaolo SpA, Non-Convertible Saving Shares	696,099
3,471	Italcementi SpA	57,710
453	Lottomatica SpA	13,544
37,719	Mediobanca SpA	641,379
84,628	Telecom Italia SpA	170,551
44,222	UniCredit SpA	270,670
3,059	Unione di Banche Italiane SCPA	71,714

		3,061,399

	Japan (7.0%)
2,010	Acom Co., Ltd.	62,277
2,000	Aeon Credit Service Co., Ltd.	25,069
1,800	Aisin Seiki Co., Ltd.	58,991
4,000	Bank of Kyoto, Ltd. (The)	41,776
19,922	Bank of Yokohama, Ltd. (The)	137,710
9,886	Canon, Inc.	508,335
45	Central Japan Railway Co.	495,833
8,000	Chiba Bank, Ltd. (The)	56,053
1,600	Credit Saison Co., Ltd.	33,602
1,400	Daikin Industries, Ltd.	70,669
4,000	Daiwa Securities Group, Inc.	36,766
4,231	Denso Corp.	145,436
12	Dentsu, Inc.	25,427
54	East Japan Railway Co.	439,893
1,700	Eisai Co., Ltd.	60,037
1,625	Fanuc, Ltd.	158,697
26	Fuji Television Network, Inc.	39,177
8,000	Gunma Bank, Ltd. (The)	53,266
4,606	Honda Motor Co., Ltd.	156,591
2,100	Ibiden Co., Ltd.	76,338
16,000	Isuzu Motors, Ltd.	76,998
3,000	Itochu Corp.	31,954
70	Japan Tobacco, Inc.	298,630
1,180	JFE Holdings, Inc.	59,453
2,700	JS Group Corp.	42,896
1,800	JSR Corp.	35,768
42	KDDI Corp.	259,472
27,700	Komatsu, Ltd.	772,162
4,202	Kubota Corp.	30,194
1,300	Kyocera Corp.	122,428
1,900	Makita Corp.	77,657
10,408	Matsushita Electric Industrial Co., Ltd.	224,460
2,500	Mitsubishi Corp.	82,403
28,000	Mitsubishi Electric Corp.	301,926
39,500	Mitsubishi UFJ Financial Group, Inc.	350,045
3,000	Mitsui & Co., Ltd.	66,252
2,223	Mitsui Fudosan Co., Ltd.	47,523
18	Mizuho Financial Group, Inc.	84,080
600	Nidec Corp.	39,949
1,980	Nintendo Co., Ltd.	1,116,937
21,111	Nippon Electric Glass Co., Ltd.	365,220
12	Nippon Telegraph & Telephone Corp.	58,765
3,200	Nissan Motor Co., Ltd.	26,429
1,149	Nitto Denko Corp.	44,149
3,213	Nomura Holdings, Inc.	47,597
167	NTT DoCoMo, Inc.	245,345
779	Olympus Corp.	26,337
2,100	Promise Co., Ltd.	58,737
3,000	Ricoh Co., Ltd.	54,132
4	Sapporo Hokuyo Holdings, Inc.	27,047
2,400	Seven & I Holdings Co., Ltd.	68,484
3,000	Sharp Corp.	48,849
1,500	Shin-Etsu Chemical Co., Ltd.	92,951
5,000	Shizuoka Bank, Ltd. (The)	51,043
8,566	Sony Corp.	374,311
2,700	Stanley Electric Co., Ltd.	65,348

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
7,000	Sumitomo Chemical Co., Ltd.	$44,102
2,100	Sumitomo Electric Industries, Ltd.	26,659
9,998	Sumitomo Heavy Industries, Ltd.	67,698
19,000	Sumitomo Metal Industries, Ltd.	83,562
29	Sumitomo Mitsui Financial Group, Inc.	218,213
11,248	Sumitomo Trust & Banking Co., Ltd. (The)	78,599
3,000	Suruga Bank, Ltd.	39,017
14,400	Suzuki Motor Corp.	340,387
2,500	Takeda Pharmaceutical Co., Ltd.	127,137
15,154	Toyota Motor Corp.	714,993
3,647	Yamada Denki Co., Ltd.	259,654
2,900	Yamaha Motor Co., Ltd.	54,267
1,000	Yamato Holdings Co., Ltd.	13,957

		10,526,119

	Korea (South) (0.3%)
628	Samsung Electronics Co., Ltd.	375,221

	Luxembourg (0.9%)
685	Evraz Group SA, GDR(d)	79,803
12,064	Millicom International Cellular SA	1,248,624

		1,328,427

	Mexico (0.3%)
1,702	America Movil SAB de CV, ADR, Series L	89,781
136,303	America Movil SAB de CV, Series L	359,885

		449,666

	Netherlands (0.8%)
2,104	Koninklijke Vopak NV	142,610
25,243	Royal KPN NV	433,209
2,211	TNT NV	75,610
16,456	Unilever NV-CVA	467,144
2,680	X5 Retail Group NV, GDR(a)	90,316

		1,208,889

	New Zealand (0.1%)
135,949	Auckland International Airport, Ltd.	202,046

	Norway (2.2%)
6,041	Aker Solutions ASA	142,627
34,823	DnB NOR ASA	443,048
41,938	StatoilHydro ASA	1,563,650
19,938	Telenor ASA	375,022
8,794	Yara International ASA	778,704

		3,303,051

	Poland (3.1%)
1,659	Bank BPH SA(a)	55,973
16,311	Bank Handlowy w Warszawie SA	612,318
41,541	Bank Millennium SA	132,554
16,586	Bank Pekao SA	1,280,283
5,499	Bank Zachodni WBK SA	351,969
1,182	BRE Bank SA(a)	196,348
400	ING Bank Slaski SA	77,896
181,999	Polskie Gornictwo Naftowe I Gazownictwo SA	284,393
72,887	Powszechna Kasa Oszczednosci Bank Polski SA	1,568,522

		4,560,256

	Portugal (0.6%)
29,643	Energias de Portugal SA	154,716
98,623	Jeronimo Martins SGPS SA	716,606

		871,322

	Russia (6.1%)
49,064	Gazprom OAO, ADR	2,840,806
9,413	LUKOIL, ADR	924,357
34,031	NovaTek OAO	287,562
3,266,283	Novorossiysk Commercial Sea Port	636,925
6,541	Novorossiysk Commercial Sea Port, GDR(d)	95,662
307	Open Investments JSC(a)	113,590
20,648	Pharmstandard, GDR(a)(d)	568,852
14,480	Polyus Gold Co., ADR	401,820
93,097	Rosneft Oil Co., GDR(a)	1,081,787
285,586	Sberbank	902,452
436	Silvinit, Pfd.(f)	507,940
10,784	Sistema-Hals, GDR(a)(d)	75,272
20,518	Uralkali	297,511
92,723	URSA Bank, OJSC	126,103
20,258	VTB Bank OJSC, GDR(d)	138,970
1,498	Wimm-Bill-Dann Foods OJSC(a)	106,358

		9,105,967

	Spain (1.7%)
549	Acciona SA	130,391
17,914	Banco Bilbao Vizcaya Argentaria SA	343,252
6,452	EDP Renovaveis SA(a)	74,664
5,621	Gamesa Corp. Tecnologica SA	276,298
29,110	Iberdrola Renovables(a)	225,496
32,078	Iberdrola SA	429,801
1,297	Inditex SA	59,751
37,374	Telefonica SA	993,282

		2,532,935

	Sweden (1.2%)
7,137	Getinge AB, Class B	174,797
5,389	Hennes & Mauritz AB, Class B	292,158
2,131	Modern Times Group AB, Class B	125,437
66,371	Nordea Bank AB	915,812
8,336	Swedbank AB, Class A	161,254
17,399	TeliaSonera AB	128,851

		1,798,309

	Switzerland (7.0%)
15,283	ABB, Ltd.(a)	434,755
1,549	BKW FMB Energie AG	212,285
12,662	Compagnie Financiere Richemont SA	705,269
890	Flughafen Zuerich AG	323,660
19,241	Holcim, Ltd.	1,558,605
33,780	Nestle SA	1,526,391
1,670	Nobel Biocare Holding AG	54,536
19,420	Novartis AG	1,069,331
6,174	Roche Holding AG	1,112,051
167	SGS SA	239,004
2,330	Swatch Group AG-BR (The)	582,186
748	Synthes, Inc.	103,097
20,135	UBS AG(a)	422,588
25,495	Xstrata PLC	2,043,459

		10,387,217

	Taiwan (0.6%)
4,887	Asia Cement Corp., GDR(d)	73,257
4,861	Cathay Financial Holding Co. Ltd., GDR(d)	105,698

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Taiwan — (continued)
19,110	Chunghwa Telecom Co., Ltd., ADR	$484,821
11,948	Far Eastern Textile Co., Ltd., GDR	149,947
2,087	First Financial Holding Co., Ltd., GDR	46,895
7,211	Fubon Financial Holding Co., Ltd., GDR	73,913

		934,531

	Ukraine (0.8%)
933,947	Raiffeisen Bank Aval(a)	155,446
3,306	Ukrnafta Oil Co.(a)	162,902
1,101,903	Ukrsotsbank JSCB(a)	204,028
74,634	UkrTelecom, GDR(a)	672,146

		1,194,522

	United Kingdom (9.4%)
10,954	AMEC Plc	194,185
17,694	Anglo American PLC	1,242,686
10,257	BAE Systems PLC	90,404
12,060	BHP Billiton PLC	461,213
173,571	BP PLC	2,016,438
21,969	BT Group PLC	87,473
18,109	Burberry Group PLC	163,398
12,911	Cadbury PLC	162,662
18,607	Compass Group PLC	140,650
56,984	Diageo PLC	1,048,764
47,067	GlaxoSmithKline PLC	1,043,433
3,893	Intertek Group PLC	76,612
4,656	Peter Hambro Mining PLC	118,985
23,008	QinetiQ PLC	94,635
12,760	Reckitt Benckiser Group PLC	646,832
9,860	Rio Tinto PLC	1,180,136
45,195	Rolls-Royce Group PLC(a)	307,421
4,049,472	Rolls-Royce Group PLC, Class B(a)(e)	8,066
102,095	Royal Bank of Scotland Group PLC	437,215
79,626	Sibir Energy PLC	1,291,018
55,827	Smith & Nephew PLC	616,037
100,262	Tesco PLC	737,511
591,057	Vodafone Group PLC	1,755,923
4,485	William Hill PLC	28,609
6,081	WPP Group PLC	58,654

		14,008,960

	United States (0.0%)
2,421	Dr Pepper Snapple Group, Inc.(a)	50,790

	Total Common Stocks (Cost $126,426,093)	127,276,747

EXCHANGE TRADED FUNDS (7.5%)
	Ireland (4.9%)
136,396	iShares DJ Euro Stoxx 50 Fund	7,363,760

	Japan (1.4%)
5,210	Nomura ETF - Nikkei 225(a)	674,157
114,400	Nomura TOPIX	1,451,211

		2,125,368

	United States (1.2%)
25,583	iShares MSCI Australia Index Fund	682,810
75,357	iShares MSCI Taiwan Index Fund	1,064,795

		$1,747,605

	Total Exchange Traded Funds (Cost $11,823,922)	11,236,733

RIGHTS/WARRANTS (1.7%)
	India (0.3%)
8,639	Banking Index Benchmark Exchange Traded Scheme Warrants, Expire 1/20/10(a)(d)	101,198
6,854	Bharti Airtel, Ltd. Warrants, Expire 05/31/10(a)(d)	114,831
11,711	ICICI Bank, Ltd. Warrants, Expire 01/19/09(a)(d)	171,534
5,319	ICICI Bank, Ltd. Warrants, Expire 05/10/10(a)(d)	77,864

		465,427

	Romania (0.3%)
49,162	BRD-Group Societe Generale, Warrants, Expire 06/30/17(a)(d)	410,091

	Russia (0.7%)
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	75,326
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	34,931
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	34,805
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	71,197
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	37,295
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	229,980
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	43,701
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	10,750
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	52,615
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	14,136
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	9,379
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	21,368
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	23,304
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	18,180
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	33,650
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	5,178
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	11,701
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	10,469
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	2,448

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Shares		Fair Value
RIGHTS/WARRANTS — (continued)
	Russia — (continued)
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	$179,172
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	32,026
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	153,000
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	25,200
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	—

		1,129,811

	Taiwan (0.4%)
90,883	Chinatrust Financial Holding Co., Ltd. Warrant, Expire 01/17/12(a)(d)	87,338
19,730	President Chain Store Corp.(a)(d)	65,701
84,958	Taiwan Cement Corp. Warrants, Expire 12/04/09(a)(d)	115,857
21,242	Taiwan Fertilizer Co., Ltd. Warrants, Expire 01/19/17(a)(d)	79,764
118,894	Tatung Co., Ltd.(a)(d)	47,983
1	Twsebki TRA Baskets Warrants, Expire 01/17/13(a)(d)	101,738
52,839	Uni-President Enterprises Corp. Warrants, Expire 01/04/11(a)(d)	63,407

		561,788

	Total Rights/Warrants (Cost $3,044,334)	2,567,117

INVESTMENT COMPANY (1.0%)
	United States (1.0%)
1,480,203	Federated Treasury Obligations Fund, Institutional Shares	1,480,203

	Total Investment Company (Cost $1,480,203)	1,480,203

Total Investments — 95.4% (Cost $142,774,552)		142,560,800
Net Other Assets (Liabilities) — 4.6%		6,899,207

NET ASSETS — 100.0%		$149,460,007

Sector	Percentage of net assets
Consumer Discretionary	6.0%
Consumer Staples	5.5%
Energy	13.6%
Exchange Traded Fund	7.5%
Financials	20.1%
Health Care	6.3%
Industrials	9.8%
Information Technology	2.6%
Investment Company	1.0%
Materials	13.2%
Telecommunication Services	5.6%
Utilities	4.2%

95.4%

Currency	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollar	Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar	09/22/2008	396,415	$388,300	$388,343	$(43)
Czech Koruna vs. U.S. Dollar	09/22/2008	14,208,630	914,915	933,753	(18,838)
Euro vs. U.S. Dollar	09/02/2008	2,760,500	4,257,453	4,331,907	(74,454)
Euro vs. U.S. Dollar	09/16/2008	1,938,352	2,975,685	3,039,531	(63,846)
Euro vs. U.S. Dollar	09/22/2008	2,032,372	3,131,481	3,185,964	(54,483)
Polish Zloty vs. U.S. Dollar	08/19/2008	4,387,341	1,983,113	2,048,586	(65,473)

Total Short Contracts			$13,650,947	$13,928,084	$(277,137)

Japanese Yen vs. U.S. Dollar	08/08/2008	710,426,052	$6,793,265	$6,705,454	$87,811

Total Long Contracts			$6,793,265	$6,705,454	$87,811

See footnote legend to the Schedule of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.7%)
	Consumer Discretionary (9.5%)
815,000	Comcast Corp., Class A	$15,460,550
744,000	News Corp., Class A	11,189,760
258,100	Yum! Brands, Inc.(g)	9,056,729

		35,707,039

	Consumer Staples (2.1%)
396,400	Smithfield Foods, Inc.(a)(g)	7,880,432

	Energy (15.5%)
150,000	Apache Corp.(g)	20,850,000
268,000	Noble Corp.	17,409,280
402,000	Weatherford International, Ltd.(a)(g)	19,935,180

		58,194,460

	Financials (5.5%)
25,700	Markel Corp.(a)	9,431,900
475,000	Wells Fargo & Co.	11,281,250

		20,713,150

	Health Care (20.1%)
688,000	Allscripts Healthcare Solutions, Inc.(a)	8,538,080
107,000	Coventry Health Care, Inc.(a)	3,254,940
233,000	McKesson Corp.	13,027,030
342,500	MedCath Corp.(a)	6,158,150
310,000	Teva Pharmaceutical Industries, Ltd., ADR	14,198,000
501,000	UnitedHealth Group, Inc.	13,151,250
336,400	Varian Medical Systems, Inc.(a)(g)	17,442,340

		75,769,790

	Industrials (11.1%)
97,500	L-3 Communications Holdings, Inc.	8,859,825
924,000	Southwest Airlines Co.(g)	12,048,960
664,000	Spirit Aerosystems Holdings, Inc., Class A(a)	12,735,520
234,000	Trinity Industries, Inc.(g)	8,117,460

		41,761,765

	Information Technology (28.4%)
657,000	ACI Worldwide, Inc.(a)(i)	11,556,630
486,000	Akamai Technologies, Inc.(a)	16,907,940
624,000	Cisco Systems, Inc.(a)	14,514,240
14,000	Corning, Inc.	322,700
410,000	Digital River, Inc.(a)(i)	15,817,800
483,000	eBay, Inc.(a)	13,200,390
305,000	Harris Corp.	15,399,450
557,000	Symantec Corp.(a)	10,777,950
395,000	Yahoo!, Inc.(a)(g)	8,160,700

		106,657,800

	Materials (6.5%)
595,000	Nalco Holding Co.	12,584,250
619,000	Sealed Air Corp.(g)	11,767,190

		24,351,440

	Total Common Stocks (Cost $348,957,051)	371,035,876

INVESTMENT COMPANY (3.6%)
13,460,709	Federated Treasury Obligations Fund, Institutional Shares	13,460,709

	Total Investment Company (Cost $13,460,709)	13,460,709

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.5%)
$1,973,080	Pool of Various Securities for Security Loans	1,973,080

	Total Securities Held as Collateral for Securities on Loan (Cost $1,973,080)	1,973,080

Total Investments — 102.8% (Cost $364,390,840)		386,469,665
Net Other Assets (Liabilities) — (2.8)%		(10,394,392)

NET ASSETS — 100.0%		$376,075,273

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (91.7%)
	Consumer Discretionary (4.8%)
649,200	Pearson PLC, ADR(i)	$7,952,700
263,000	Regal Entertainment Group, Class A(g)	4,018,640

		11,971,340

	Consumer Staples (14.3%)
20,000	Altria Group, Inc.	411,200
100,000	Diageo PLC, ADR	7,387,000
110,000	General Mills, Inc.(g)	6,684,700
171,000	Kimberly-Clark Corp.	10,222,380
160,000	PepsiCo, Inc.	10,174,400
20,000	Philip Morris International, Inc.	987,800

		35,867,480

	Energy (27.1%)
134,000	BP PLC, ADR	9,322,380
75,000	Chevron Corp.	7,434,750
104,000	ConocoPhillips	9,816,560
187,000	Kinder Morgan Management LLC(a)	10,069,950
295,000	Natural Resource Partners, LP	12,154,000
280,000	StatoilHydro ASA, ADR	10,466,400
324,000	Teekay LNG Partners LP	8,530,920

		67,794,960

	Financials (17.8%)
179,000	Allstate Corp. (The)	8,160,610
242,480	Federated Investors, Inc., Class B	8,346,162
314,000	First Industrial Realty Trust, Inc., REIT(i)	8,625,580
316,100	Realty Income Corp., REIT(i)	7,194,436
195,000	U.S. Bancorp(g)	5,438,550
221,000	Weingarten Realty Investors, REIT	6,700,720

		44,466,058

	Health Care (5.5%)
108,500	Abbott Laboratories	5,747,245
458,000	Pfizer, Inc.	8,001,260

		13,748,505

	Industrials (10.5%)
376,000	General Electric Co.	10,035,440
113,000	United Parcel Service, Inc., Class B	6,946,110
248,000	Waste Management, Inc.	9,352,080

		26,333,630

	Information Technology (9.7%)
253,000	Microchip Technology, Inc.	7,726,620
413,000	Nokia Corp., ADR(g)	10,118,500
601,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	6,556,910

		24,402,030

	Materials (2.0%)
114,000	E.I. DuPont de Nemours & Co.	4,889,460

	Total Common Stocks (Cost $222,100,796)	229,473,463

INVESTMENT COMPANY (6.5%)
16,100,682	Federated Treasury Obligations Fund, Institutional Shares	16,100,682

	Total Investment Company (Cost $16,100,682)	16,100,682

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.6%)
$16,536,894	Pool of Various Securities for Security Loans	16,536,894

	Total Securities Held as Collateral for Securities on Loan (Cost $16,536,894)	16,536,894

Total Investments — 104.8% (Cost $254,738,372)		262,111,039
Net Other Assets (Liabilities) — (4.8)%		(11,942,974)

NET ASSETS — 100.0%		$250,168,065

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (21.4%)
	Fannie Mae (3.4%)
$1,494,098	3.500%, 4/25/26, Series 2003-65, Class PL	$1,485,852

	Freddie Mac (13.2%)
1,528,403	5.000%, 1/15/17, Series 2596, Class J	1,548,705
1,365,930	4.500%, 5/15/27, Series 2682, Class XJ	1,373,263
66,341	4.000%, 4/15/22, Series 2691, Class MB	66,312
507,515	5.000%, 6/15/24, Series 2915, Class KA	511,766
746,967	5.000%, 9/15/26, Series 3018, Class UM	753,285
1,529,367	5.500%, 11/15/25, Series 3312, Class AP	1,559,740

		5,813,071

	Ginnie Mae (4.8%)
2,090,000	4.500%, 4/16/28, Series 2003-97, Class NC	2,104,609

	Total Collateralized Mortgage Obligations (Cost $9,417,625)	9,403,532

MORTGAGE-BACKED SECURITIES (21.5%)
	Fannie Mae (16.7%)
931,332	4.500%, 1/1/10, Pool #254626	940,653
316,480	6.500%, 8/1/13, Pool #251901	329,809
290,110	6.000%, 3/1/16, Pool #253702	298,577
284,840	6.000%, 4/1/16, Pool #535846	293,154
515,553	6.500%, 4/1/16, Pool #253706	537,990
212,514	6.000%, 8/1/16, Pool #545125	218,651
1,279,508	5.000%, 11/1/17, Pool #254510	1,278,295
1,381,461	5.000%, 12/1/17, Pool #254545	1,380,152
2,084,521	4.500%, 3/1/18, Pool #555292	2,038,532

		7,315,813

	Freddie Mac (4.8%)
293,589	5.000%, 12/1/08, Pool #M80714	295,054
1,168,359	4.500%, 1/1/10, Pool #M80792	1,184,907
143,238	6.500%, 5/1/13, Pool #E00548	149,978
467,773	6.000%, 9/1/16, Pool #E01049	480,388

		2,110,327

	Total Mortgage-Backed Securities (Cost $9,446,464)	9,426,140

U.S. GOVERNMENT AGENCIES (45.0%)
	Fannie Mae (10.6%)
2,500,000	3.875%, 2/15/10	2,534,140
2,000,000	6.250%, 2/1/11	2,097,090

		4,631,230

	Federal Farm Credit Bank (4.7%)
1,000,000	4.125%, 4/15/09	1,009,842
1,000,000	5.375%, 7/18/11	1,047,669

		2,057,511

	Federal Home Loan Bank (15.0%)
1,500,000	4.750%, 4/24/09	1,522,761
4,000,000	3.750%, 8/18/09	4,037,384
1,000,000	4.625%, 2/18/11, Series 616	1,035,664

		6,595,809

	Freddie Mac (14.7%)
1,500,000	3.375%, 4/15/09	1,506,174
5,000,000	2.375%, 5/28/10, Series 1	4,927,105

		6,433,279

	Total U.S. Government Agencies (Cost $ 19,514,463)	19,717,829

U.S. TREASURY NOTES (8.5%)
2,000,000	2.625%, 3/15/09	2,005,312
500,000	4.250%, 10/15/10	517,695
1,150,000	4.125%, 8/31/12	1,190,340

	Total U.S. Treasury Notes (Cost $3,694,118)	3,713,347

Shares
INVESTMENT COMPANY (2.5%)
1,095,517	Federated Treasury Obligations Fund, Institutional Shares	1,095,517

	Total Investment Company (Cost $1,095,517)	1,095,517

Total Investments — 98.9% (Cost $43,168,187)		43,356,365
Net Other Assets (Liabilities) — 1.1%		489,428

NET ASSETS — 100.0%		$43,845,793

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.0%)
	Freddie Mac (12.0%)
$15,689,186	5.125%, 10/15/15, Series R003, Class AG	$15,837,943

	Total Collateralized Mortgage Obligations (Cost $15,479,184)	15,837,943

CORPORATE BONDS (5.4%)
	Consumer Staples (0.8%)
1,000,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	1,035,394

	Financials (2.9%)
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,914,400
2,000,000	MBNA Corp., 5.000%, 6/15/15	1,929,392

		3,843,792

	Information Technology (1.7%)
2,225,000	Oracle Corp., 5.250%, 1/15/16	2,189,333

	Total Corporate Bonds (Cost $7,232,143)	7,068,519

MORTGAGE-BACKED SECURITIES (49.2%)
	Fannie Mae (40.6%)
4,827,499	5.000%, 1/1/18, Pool #650205	4,821,414
4,169,043	4.500%, 3/1/18, Pool #555292	4,077,063
1,550,979	5.500%, 1/1/33, Pool #678321	1,538,832
2,985,503	5.000%, 7/1/33, Pool #724965	2,882,671
1,242,349	5.000%, 8/1/33, Pool #738751	1,199,662
766,131	5.000%, 8/1/33, Pool #724365	743,105
784,246	5.000%, 10/1/33, Pool #753298	757,201
2,455,013	6.500%, 11/1/34, Pool #783476	2,526,058
9,873,114	5.500%, 5/1/35, Pool #825530	9,761,849
9,131,281	5.500%, 9/1/35, Pool #835787	9,028,375
8,117,107	5.500%, 10/1/36, Pool #870813	8,015,485
8,148,985	5.500%, 8/1/37, Pool #946238	7,980,753

		53,332,468

	Freddie Mac (8.6%)
5,567,355	4.500%, 2/1/18, Pool #E94445	5,442,786
5,831,460	5.500%, 2/1/29, Pool #A18613	5,786,813

		11,229,599

	Total Mortgage-Backed Securities (Cost $65,315,372)	64,562,067

MUNICIPAL BONDS (8.8%)
	Texas (3.2%)
4,000,000	Dallas City, TX, Public Improvements G.O., Callable 2/15/17 @ 100, 5.000%, 2/15/20	4,220,160

	Washington (3.1%)
4,000,000	King County, WA, Sewer Improvements G.O., Callable 1/1/15 @ 100 (FGIC), 5.000%, 1/1/21	4,098,080

	Wisconsin (2.5%)
3,175,000	Wisconsin State, Public Improvements G.O., Series B, Callable 5/1/15 @ 100 (FSA), 5.000%, 5/1/25	3,259,804

	Total Municipal Bonds (Cost $11,559,738)	11,578,044

U.S. GOVERNMENT AGENCIES (23.0%)
	Fannie Mae (7.6%)
3,000,000	4.050%, 2/22/13	2,994,624
6,970,000	5.125%, 1/2/14	6,954,736

		9,949,360

	Federal Home Loan Bank (6.2%)
8,000,000	5.625%, 6/13/16	8,134,672

	Private Export Funding Corp. (9.2%)
2,427,000	7.200%, 1/15/10, Series I	2,580,961
4,350,000	4.974%, 8/15/13	4,484,302
5,000,000	4.550%, 5/15/15	5,023,725

		12,088,988

	Total U.S. Government Agencies (Cost $30,641,015)	30,173,020

Shares
INVESTMENT COMPANY (1.8%)
2,369,778	Federated Treasury Obligations Fund, Institutional Shares	2,369,778

	Total Investment Company (Cost $2,369,778)	2,369,778

Total Investments — 100.2% (Cost $132,597,230)		131,589,371
Net Other Assets (Liabilities) — (0.2)%		(314,705)

NET ASSETS — 100.0%		$131,274,666

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.8%)
$2,000,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 2.561%, 4/16/12*(b)	$1,991,470
942,000	Chase Credit Card Master Trust, Series 2003-6, Class A, 2.581%, 2/15/11*(b)	941,470
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(f)	4,597,143
980,000	Chase Issuance Trust, Series 2006-A5, Class A, 2.491%, 11/15/13*(b)	956,112
1,250,000	Citibank Credit Card Issuance Trust, Series 2007-A1, Class A1, 2.791%, 3/22/12*(b)	1,238,031
3,861,134	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35(f)	3,810,576
1,410,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5, 2.681%, 3/15/11*(b)	1,409,623
2,154,000	MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 2.651%, 10/17/11*(b)	2,150,245
2,820,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 2.863%, 12/15/11*(b)	2,812,537
2,820,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, 2.661%, 12/17/12*(b)	2,794,372

	Total Asset Backed Securities (Cost $23,353,992)	22,701,579

COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
	Freddie Mac (1.8%)
2,285,008	4.000%, 4/15/18, Series 2841, Class BD	2,264,726
6,079,224	5.500%, 4/15/31, Series 3061, Class DA	6,179,243

	Total Collateralized Mortgage Obligations (Cost $8,451,193)	8,443,969

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.5%)
7,138,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48	6,841,620
4,400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/40*	4,147,003
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,522,625
6,700,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3, 5.331%, 3/15/44	6,211,540
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 2/15/51*	6,047,219

	Total Commercial Mortgage-Backed Securities (Cost $27,066,913)	25,770,007

CORPORATE BONDS (22.9%)
	Consumer Discretionary (1.1%)
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,316,955
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,700,620

		5,017,575

	Consumer Staples (1.3%)
1,835,000	Coca-Cola Co. (The), 5.350%, 11/15/17	1,849,667
4,460,000	CVS Caremark Corp., 4.875%, 9/15/14	4,329,055

		6,178,722

	Energy (1.3%)
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	2,281,690
3,957,000	Transocean, Inc., 6.000%, 3/15/18	3,962,920

		6,244,610

	Financials (11.3%)
5,980,000	American International Group, Inc., MTN, Series G, 5.850%, 1/16/18	5,602,381
2,600,000	Bank of America Corp., 5.125%, 11/15/14	2,515,001
1,142,000	Bank of America Corp., 5.750%, 12/1/17	1,072,470
4,160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18	4,341,230
2,355,000	ERP Operating LP, 5.125%, 3/15/16	2,123,650
3,459,000	GATX Financial Corp., 5.125%, 4/15/10	3,453,673
2,635,000	General Electric Capital Corp., 5.625%, 5/1/18	2,548,190
2,245,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	2,010,934
1,827,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	1,640,365
2,835,000	Lehman Brothers Holdings, Inc., MTN, Series H, 3.010%, 1/23/09*	2,774,186
3,000,000	Lehman Brothers Holdings, Inc., MTN, Series I, 2.838%, 9/26/08*	2,972,190
4,220,000	Lehman Brothers Holdings, Inc., MTN, Series I, 6.200%, 9/26/14	4,027,855
5,641,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18	5,344,989
6,985,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	6,805,877
1,430,000	Prudential Financial, Inc., MTN, Series D, 6.625%, 12/1/37	1,349,854
4,455,000	Wells Fargo & Co., 5.625%, 12/11/17	4,310,404

		52,893,249

	Health Care (1.0%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,958,860
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	2,776,977

		4,735,837

	Industrials (2.4%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17	3,512,158
4,393,000	Corrections Corp. of America, 6.250%, 3/15/13	4,228,262
3,350,000	Goodrich (BF) Corp., 6.290%, 7/1/16	3,404,595

		11,145,015

	Information Technology (3.0%)
2,237,000	Cisco Systems, Inc., 5.500%, 2/22/16	2,256,925
2,340,000	Hewlett-Packard Co., 6.500%, 7/1/12	2,491,773
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	529,724
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,217,589
3,956,000	Oracle Corp., 5.250%, 1/15/16	3,892,585
1,311,000	Oracle Corp., 5.750%, 4/15/18	1,309,879
1,150,000	Xerox Corp., 6.350%, 5/15/18	1,135,165

		13,833,640

	Telecommunication Services (0.8%)
3,930,000	AT&T Inc., 6.400%, 5/15/38	3,762,118

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities (0.7%)
$1,470,000	Duke Energy Corp., 6.250%, 6/15/18	$1,475,550
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,893,734

		3,369,284

	Total Corporate Bonds (Cost $109,765,254)	107,180,050

MORTGAGE-BACKED SECURITIES (42.1%)
	Fannie Mae (17.2%)
82,343	6.000%, 10/1/13, Pool #252061	84,772
169,451	5.500%, 4/1/18, Pool #685496	171,939
2,369,157	4.500%, 6/1/19, Pool #780349	2,310,965
252,706	5.000%, 8/1/20, Pool #832058	251,124
438,691	5.000%, 8/1/20, Pool #838787	435,945
1,030,139	5.500%, 11/1/20, Pool #843972	1,042,039
1,129,996	5.500%, 12/1/20, Pool #831138	1,143,050
884,539	5.500%, 5/1/21, Pool #895628	894,757
541,972	5.500%, 6/1/21, Pool #831526	546,539
132,216	5.000%, 5/1/22, Pool #256716	130,906
1,609,039	6.000%, 7/1/22, Pool #944967	1,651,136
1,354,822	5.000%, 9/1/25, Pool #255892	1,319,389
3,619,183	5.500%, 2/1/27, Pool #256600	3,606,782
644,575	6.500%, 1/1/35, Pool #809198	666,115
4,864,028	5.500%, 3/1/35, Pool #787561	4,809,213
4,186,696	5.500%, 4/1/35, Pool #822982	4,143,439
357,180	6.000%, 4/1/35, Pool #735503	362,419
731,080	7.000%, 6/1/35, Pool #830686	768,834
518,693	7.000%, 6/1/35, Pool #255820	545,480
2,221,772	5.500%, 10/1/35, Pool #817568	2,196,734
1,087,448	5.500%, 2/1/36, Pool #831295	1,075,193
1,727,476	5.500%, 2/1/36, Pool #256101	1,708,008
1,434,689	6.500%, 3/1/36, Pool #866062	1,479,046
2,619,960	5.614%, 5/1/36, Pool #871259*	2,636,822
1,690,323	6.000%, 6/1/36, Pool #886959	1,707,721
1,348,748	6.500%, 7/1/36, Pool #885493	1,390,449
578,858	5.500%, 12/1/36, Pool #922224	571,611
8,705,380	5.500%, 1/1/37, Pool #256552	8,596,393
3,587,463	6.000%, 4/1/37, Pool #256674	3,623,627
2,535,589	6.000%, 4/1/37, Pool #914725	2,561,149
4,375,555	6.000%, 7/1/37, Pool #936855	4,419,663
3,950,508	6.000%, 7/1/37, Pool #256800	3,990,331
1,395,591	6.000%, 9/1/37, Pool #955005	1,409,659
6,831,377	5.922%, 12/1/37, Pool #966223*	6,918,695
4,567,012	5.500%, 3/1/38, Pool #969064	4,506,980
6,961,440	5.000%, 5/1/38, Pool #981481	6,678,768

		80,355,692

	Freddie Mac (23.5%)
1,180,925	6.000%, 10/1/19, Pool #G11679	1,209,955
2,349,592	5.000%, 5/1/20, Pool #B19275	2,332,361
346,847	5.500%, 3/1/21, Pool #J01432	350,482
2,656,172	5.500%, 10/1/21, Pool #G12425	2,675,706
1,258,015	5.000%, 12/1/21, Pool #J04025	1,245,644
2,178,248	5.000%, 7/1/25, Pool #C90908	2,129,064
1,928,897	4.500%, 6/1/35, Pool #G01842	1,790,898
4,328,661	5.500%, 6/1/35, Pool #A35148	4,276,582
2,706,584	5.500%, 7/1/35, Pool #A36540	2,674,020
1,040,594	6.000%, 7/1/35, Pool #A36304	1,053,581
1,027,314	5.500%, 8/1/35, Pool #A36652	1,014,954
1,559,866	5.000%, 9/1/35, Pool #A37961	1,499,940
828,075	5.500%, 9/1/35, Pool #G08080	818,112
3,859,476	5.102%, 12/1/35, Pool #847603*	3,896,401
1,240,410	5.500%, 12/1/35, Pool #A40359	1,225,486
1,657,206	5.000%, 3/1/36, Pool #G08115	1,593,540
3,230,006	5.500%, 4/1/36, Pool #A44445	3,187,108
1,630,902	6.500%, 5/1/36, Pool #A48509	1,683,364
585,093	5.000%, 7/1/36, Pool #G02291	561,883
4,593,484	6.000%, 9/1/36, Pool #A52325	4,646,506
5,472,108	5.500%, 12/1/36, Pool #A80368	5,399,431
4,823,642	5.877%, 12/1/36, Pool #1J1390*	4,895,435
2,961,958	5.943%, 1/1/37, Pool #1Q0192*	3,002,391
3,491,299	6.000%, 4/1/37, Pool #A58853	3,530,508
13,481,318	5.000%, 7/1/37, Pool #G03050	12,929,690
4,936,745	6.000%, 8/1/37, Pool #A64067	4,992,187
5,292,646	5.500%, 9/1/37, Pool #G03202	5,219,045
5,745,454	5.733%, 9/1/37, Pool #1Q0319*	5,795,743
2,617,352	5.500%, 1/1/38, Pool #A71523	2,580,954
4,828,804	6.000%, 2/1/38, Pool #G04051	4,883,034
4,650,140	6.000%, 3/1/38, Pool #G04123	4,702,364
2,990,405	5.211%, 4/1/38, Pool #783255*	3,006,448
9,000,000	6.000%, 7/15/38(c)	9,090,000

		109,892,817

	Ginnie Mae (1.4%)
6,796,744	5.000%, 7/15/38(c)	6,584,346

	Total Mortgage-Backed Securities (Cost $196,974,875)	196,832,855

MUNICIPAL BONDS (8.1%)
	Georgia (1.4%)
6,300,000	Georgia State, School Improvements G.O., Series B, 5.000%, 4/1/12	6,694,254

	Iowa (1.3%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable (AMBAC, GTD STD LNS), 17.000%, 12/1/31*(f)	5,992,500

	Maryland (0.8%)
3,635,000	Maryland State, Capital Improvements G.O., Series A, 5.250%, 2/15/13	3,932,525

	Michigan (0.8%)
3,570,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR, FGIC), 5.222%, 6/1/14	3,571,821

	New Jersey (1.4%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS), 14.000%, 6/1/36*(f)	6,390,000

	New York (1.2%)
2,770,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D, Taxable, OID, 4.800%, 2/1/13	2,797,589
2,830,000	New York, NY, Cash Flow Management G.O., Sub Series C-4, Taxable, 5.250%, 8/15/14	2,891,920

		5,689,509

	North Carolina (1.2%)
665,000	North Carolina State, Refunding G.O., Series E, 5.000%, 2/1/13	712,348

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$4,815,000	Wake County, NC, Refunding G.O., 5.000%, 3/1/12	$5,113,289

		5,825,637

	Total Municipal Bonds (Cost $40,193,074)	38,096,246

U.S. GOVERNMENT AGENCIES (10.3%)
	Fannie Mae (4.3%)
13,200,000	4.875%, 5/18/12	13,647,467
6,325,000	4.625%, 10/15/14(i)	6,431,038

		20,078,505

	Federal Home Loan Bank (1.9%)
4,590,000	3.625%, 12/17/10(i)	4,613,299
4,185,000	5.250%, 9/13/13	4,385,959

		8,999,258

	Freddie Mac (4.1%)
17,750,000	4.500%, 7/15/13	18,024,042
1,180,000	4.875%, 11/15/13(i)	1,214,229

		19,238,271

	Total U.S. Government Agencies (Cost $48,076,127)	48,316,034

U.S. TREASURY NOTES (3.1%)
750,000	4.125%, 5/15/15(b)(h)	775,019
11,525,000	4.250%, 11/15/17(b)	11,772,603
1,678,000	5.500%, 8/15/28	1,872,675

	Total U.S. Treasury Notes (Cost $14,597,510)	14,420,297

Shares
INVESTMENT COMPANY (3.9%)
18,328,740	Federated Treasury Obligations Fund, Institutional Shares	18,328,740

	Total Investment Company (Cost $18,328,740)	18,328,740

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.3%)
$10,572,274	Pool of Various Securities for Security Loans	10,572,274

	Total Securities Held as Collateral for Securities on Loan (Cost $10,572,274)	10,572,274

Total Investments — 104.8% (Cost $497,379,952)		490,662,051
Net Other Assets (Liabilities) — (4.8)%		(22,631,854)

NET ASSETS — 100.0%		$468,030,197

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Two Year Note, September 2008	118	$99,042
U.S. Treasury Twenty Year Bond, September 2008	99	(17,789)

Total Long Contracts		$81,253

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.3%)
	Kentucky (97.3%)
$160,000	Bell County, KY, Public Properties Corp., First Mortgage-Judicial Center Project Revenue, Prerefunded 3/1/11 @ 102, 5.400%, 3/1/13	$172,661
275,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	280,110
95,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, OID, 4.100%, 3/1/18	94,658
500,000	Campbell & Kenton Counties, KY, Santation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/25	512,085
110,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	107,492
15,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series C, Callable 9/1/14 @ 100 (FSA), 4.000%, 9/1/15	15,209
225,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	226,980
105,000	Kentucky Area Development Districts Financing, KY, City of Ewing Trust Lease Program Revenue , Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	110,020
250,000	Kentucky Area Development Districts, KY, Trust Lease Acquisition Program Certificates of Participation, Series M, Callable 8/4/08 @ 100, 4.300%, 8/1/09	250,348
800,000	Kentucky Area Development Districts, KY, Trust Lease Acquisition Program Certificates of Participation, Series M, Callable 8/4/08 @ 100, 4.000%, 11/1/09	804,112
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (MBIA), 4.500%, 9/1/17	516,410
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (MBIA), 5.000%, 5/1/13	527,020
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (FGIC), 5.000%, 10/1/15	505,358
660,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/01/17 @ 100, 5.000%, 10/1/21	688,868
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	543,997
1,000,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	1,001,320
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA), OID, 5.500%, 5/1/15	210,120
500,000	Kentucky State Property & Buildings Commission, Project No. 67 Refunding Revenue, Prerefunded 9/1/10 @ 100, 5.500%, 9/1/12	529,105
170,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	178,495
540,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	577,352
400,000	Kentucky State Property & Buildings Commission, Project No. 71 Public Improvements Revenue, Escrowed To Maturity, 5.500%, 8/1/11	428,644
250,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/14	267,537
500,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/15	535,075
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	212,456
200,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	214,292
430,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	470,110
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	520,325
500,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	526,370
255,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	272,366
400,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	429,792
195,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	214,209
450,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/19	471,366
130,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/22	134,420

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$95,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (MBIA), 4.250%, 7/1/15	$97,607
500,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	496,085
150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	154,404
500,000	Louisville & Jefferson County, KY, Metropolitan Government Jewish Hospital St. Mary’s Healthcare Refunding Revenue, Callable 2/1/13 @ 100, 6.000%, 2/1/22	508,565
815,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, Callable 11/15/11 @ 101 (MBIA), OID, 5.000%, 5/15/36	807,689
430,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 8/4/08 @ 101 (FGIC), 5.500%, 5/15/09	435,354
350,000	Louisville, KY, Parking Authority Revenue, Callable 1/1/09 @ 100, 7.500%, 7/1/09	369,810
250,000	University of Kentucky, Construction of Educational Buildings Revenue, Series Q, 5.000%, 5/1/10	260,242
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	379,298
500,000	Warren County, KY, School District Finance Corp., Warren County School Building Revenue (FSA), 4.000%, 4/1/17	493,795
460,000	Warren County, KY, School District Finance Corp., Warren County School Building Revenue (FSA), 4.000%, 4/1/18	449,544

	Total Municipal Bonds (Cost $16,943,791)	17,001,075

Shares
INVESTMENT COMPANY (4.4%)
763,346	Federated Tax-Free Obligations Fund, Institutional Service Class	763,346

	Total Investment Company (Cost $763,346)	763,346

Total Investments — 101.7% (Cost $17,707,137)		17,764,421
Net Other Assets (Liabilities) — (1.7)%		(304,217)

NET ASSETS — 100.0%		$17,460,204

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.3%)
	District of Columbia (3.0%)
$285,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 7/1/12	$298,882
180,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 1/1/14	189,812

		488,694

	Maryland (93.3%)
400,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	429,404
800,000	Baltimore County, MD, Construction & Public Improvements Refunding G.O., 5.000%, 2/1/16	870,152
500,000	Baltimore County, MD, Oak Crest Village, Inc. Facilities Refunding Revenue, Series A, Callable 1/1/17 @ 100, 5.000%, 1/1/22	484,725
215,000	Baltimore County, MD, Shelter Elder Care, Series A, Prerefunded 11/1/09 @ 102, OID, 7.375%, 11/1/21	232,458
215,000	Baltimore, MD, Water Project, Unrefunded Revenue, Series A (FGIC), OID, 5.000%, 7/1/24	220,248
45,000	Frederick County, MD, Public Facilities
	Improvements G.O., 5.000%, 12/1/15	48,968
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	543,360
180,000	Frederick County, MD, Public Facilities Refunding G.O., 5.000%, 8/1/14	194,834
180,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center Revenue, Callable 8/4/08 @ 101 (FSA), OID, 5.125%, 7/1/33	180,423
500,000	Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital Revenue, Series A, Callable 7/1/17 @ 100, 5.000%, 7/1/20	483,785
750,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital Revenue, Series A (FGIC), 4.990%, 7/1/28*	750,000
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	69,515
500,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	528,130
40,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 8/4/08 @ 100, OID, 5.500%, 7/1/13	41,527
545,000	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Refunding Revenue, Series A, Prerefunded 7/1/14 @ 100, 5.125%, 7/1/34	585,553
385,000	Maryland Health & Higher Educational Facilities Authority, MD Institutional College of Art Revenue, OID, 4.375%, 6/1/13	380,461
75,000	Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center Revenue, Series A, 4.000%, 7/1/08	75,002
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	332,667
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	108,287
750,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	736,035
165,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/12	171,806
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	270,938
40,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	42,271
400,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	390,536
225,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	248,306
270,000	Maryland State Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	269,757
150,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	161,457
500,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/14 @ 100 (FSA), 5.000%, 7/1/15	536,370
125,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/18 @ 100, 5.000%, 7/1/19	134,474
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11.	417,716
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	539,385
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	544,080
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	269,142

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	$483,559
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	761,537
370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	403,437
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	270,665
175,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O. (FSA), 5.500%, 5/15/09	180,686
305,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O., Series B, Callable 7/15/17 @ 100, 5.000%, 7/15/23	320,149
255,000	University System of Maryland, Auxiliary Facilities and Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	275,821
580,000	University System of Maryland, Auxiliary Facilities and Tuition Revenue, Series A, 5.000%, 10/1/14	627,264
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	292,757
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	104,716

		15,012,363

	Total Municipal Bonds (Cost $15,577,188)	15,501,057

Shares
INVESTMENT COMPANY (6.9%)
1,103,496	Federated Maryland Municipal Cash Trust	1,103,496

	Total Investment Company (Cost $1,103,496)	1,103,496

Total Investments — 103.2% (Cost $16,680,684)		16,604,553
Net Other Assets (Liabilities) — (3.2)%		(509,030)

NET ASSETS — 100.0%		$16,095,523

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.4%)
	North Carolina (97.4%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,064,040
360,000	Albemarle, NC, Healthcare Facilities Refunding Revenue, OID, 4.500%, 10/1/11	361,598
265,000	Albemarle, NC, Hospital Authority Revenue, OID, 4.500%, 10/1/12	263,667
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,226,889
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,072,945
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	776,271
1,000,000	Brunswick County, NC, Enterprise Systems Revenue, Series A, Callable 4/1/14 @ 100 (FSA), 5.250%, 4/1/17	1,065,190
800,000	Caldwell County, NC, Public Improvements G.O., Series A, Callable 8/4/08 @ 102, OID, 4.700%, 6/1/12	816,696
1,220,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	1,327,262
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,042,440
2,360,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	2,518,120
690,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/12	732,601
3,010,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/13	3,225,335
2,205,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/14	2,376,924
1,000,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,071,200
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,086,640
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,056,950
1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (MBIA), 5.000%, 5/1/10	1,034,780
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 8/4/08 @ 102, 4.250%, 6/1/13	408,200
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,537,571
1,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	1,035,770
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,228,405
1,630,000	Harnett County, NC, School Improvements Certificates of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	1,708,664
1,000,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (FSA), 5.000%, 11/1/26	1,041,750
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,264,370
945,000	Iredell County, NC, School Projects Certificates of Participation (FSA), 5.250%, 6/1/17	1,022,017
970,000	Iredell County, NC, School Projects Certificates of Participation (FSA), 5.000%, 6/1/18	1,027,385
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,121,467
1,000,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/17 @ 100 (FGIC), 5.000%, 2/1/24	1,043,940
1,000,000	Johnston County, NC, School Improvements G.O., Prerefunded 3/1/10 @ 101 (FGIC), 5.500%, 3/1/12	1,056,690
1,795,000	Johnston Memorial Hospital Authority Revenue (FSA FHA), 5.000%, 10/1/16	1,905,105
1,000,000	Lincoln County, NC, Correctional Facilities Improvements, Certificates of Participation (FSA), 4.000%, 6/1/10	1,022,560
225,000	Lincolnton, NC, Lincolnton Enterprise Systems Refunding Revenue (XLCA), 4.000%, 5/1/12	224,381
600,000	Lumberton, NC, Sewer Improvements G.O., Callable 8/4/08 @ 101, 4.750%, 2/1/10	606,792
155,000	Monroe, NC, Combined Enterprise Systems Revenue, Series A (Assured Guaranty), 5.000%, 3/1/18	164,953
75,000	Mooresville, NC, Enterprise Systems Revenue
	(FGIC), 4.000%, 5/1/13	74,977
590,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/13	620,001
1,545,000	Mooresville, NC, Telecommunications Improvements Certificates of Participation, 5.000%, 9/1/16	1,628,214
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (MBIA), 5.250%, 10/1/12	1,033,790
1,320,000	New Hanover County, NC, Refunding G.O., Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,416,677
375,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	354,109
270,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	260,958
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	225,431
295,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	279,822
1,135,000	North Carolina Capital Facilities Finance Agency, Duke University Project Refunding Revenue, Series A, Prerefunded 10/1/11 @ 100, OID, 5.125%, 10/1/26	1,206,267
670,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	669,102

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,230,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	$1,219,483
1,305,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,272,793
575,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.375%, 6/1/21	572,062
45,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.000%, 6/1/13	43,276
665,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	642,337
1,555,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	1,598,633
2,700,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,721,627
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/18 @ 100 (Assured Guaranty), 5.250%, 1/1/19	2,111,780
815,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, OID, 5.000%, 1/1/17	869,499
1,740,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/22 @ 100, OID, 4.500%, 1/1/24	1,755,051
2,290,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,695,078
1,225,000	North Carolina Infrastructure Finance Corporation, Correctional Facilities Project A Certificates of Participation, 5.000%, 2/1/12	1,287,524
210,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	200,836
1,325,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, Callable 8/4/08 @ 100, OID, 5.250%, 5/1/09	1,327,915
1,810,000	North Carolina Medical Care Commission, Health Care & Housing Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,772,406
1,000,000	North Carolina Medical Care Commission, NC, Health Care Facilities Revenue, Stanly Memorial Hospital Project, Callable 10/1/09 @ 101, OID, 6.250%, 10/1/19	1,023,570
1,800,000	North Carolina Medical Care Commission, NC, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,734,318
335,000	North Carolina Medical Care Commission, Pitt County Hospital Refunding Revenue, Series A, Prerefunded 12/1/08 @ 101, 5.250%, 12/1/13	343,184
750,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Refunding Revenue, Callable 8/4/08 @ 101 (AMBAC), OID, 5.450%, 10/1/08	756,052
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,129,874
2,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	2,084,500
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,046,030
155,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Revenue, Callable 1/1/20 @ 100, OID, 5.000%, 1/1/20	165,562
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,025,920
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,381,077
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	509,125
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,080,450
1,385,000	North Carolina State, G.O., Series A, 5.000%, 6/1/12	1,474,956
2,900,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,165,698
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/16	1,074,320
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/17	1,160,212
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/18	1,065,430
240,000	Onslow County, NC, School Project, Certificates of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	247,090
360,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/17	379,832
360,000	Onslow Water & Sewer Authority, NC, Combined Enterprise System Revenue, Series A (MBIA), 5.000%, 6/1/18	378,353
1,040,000	Pasquotank County, NC, Refunding Certificates of Participation (MBIA), 5.250%, 6/1/18	1,111,178
1,280,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,350,912
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 8/4/08 @ 100, OID, 5.500%, 12/1/15	2,576,372
1,000,000	Randolph County, NC, Public Improvements Certificates of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,041,560

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	$1,065,893
235,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/10	233,689
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	205,724
600,000	Thomasville, NC, Thomasville Enterprise Systems Revenue, Series B, Callable 8/4/08 @ 102 (FSA), OID, 5.100%, 6/1/17	613,254
1,175,000	Union County, NC, School Improvements G.O., Series D (MBIA), 5.000%, 3/1/14	1,267,378
5,000,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/19	5,350,500
230,000	University of North Carolina at Wilmington, Student Housing Projects Certificate of Participation (Assured Guaranty), 4.000%, 6/1/17	226,315
315,000	University of North Carolina at Wilmington, Student Housing Projects Certificate of Participation (Assured Guaranty), 4.250%, 6/1/18	312,924
1,000,000	University of North Carolina at Wilmington, Student Housing Projects Certificate of Participation, Callable 6/1/18 @ 100 (Assured Guaranty), 5.000%, 6/1/23	1,022,730
475,000	University of North Carolina, System Pool Revenue, Series A (AMBAC), 5.000%, 4/1/14	501,239
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,185,850
1,310,000	Wake County, NC, Public Improvements G.O., Callable 8/4/08 @ 102, OID, 4.600%, 3/1/13	1,338,217
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	1,977,938
1,000,000	Wake County, NC, School Improvements G.O., Prerefunded 2/1/10 @ 100.50, 5.300%, 2/1/11	1,047,040
1,000,000	Wake County, NC, Wake County Hospital Revenue (MBIA), OID, 5.125%, 10/1/13	1,081,290
1,635,000	Winston-Salem, NC, Certificates of Participation, Series C, Prerefunded 6/1/11 @ 100, 5.250%, 6/1/15	1,734,702
1,380,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,474,406
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,045,740

	Total Municipal Bonds (Cost $ 118,580,774)	119,389,620

Shares
INVESTMENT COMPANY (3.9%)
4,723,924	BlackRock North Carolina Municipal Money Market Portfolio, Institutional Class	4,723,924

	Total Investment Company (Cost $4,723,924)	4,723,924

Total Investments — 101.3% (Cost $123,304,698)		124,113,544
Net Other Assets (Liabilities) — (1.3)%		(1,571,575)

NET ASSETS — 100.0%		$122,541,969

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (93.4%)
	South Carolina (93.4%)
$95,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Prerefunded 6/1/13 @ 100 (MBIA), OID, 4.750%, 6/1/28	$100,710
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	181,697
225,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	238,329
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	195,388
290,000	Charleston County, SC, Hospital Facilities Revenue Care Alliance Health B1 (FSA), 5.000%, 8/15/15	304,198
500,000	Charleston County, SC, Hospital Facilities Revenue Care Alliance Health B1 (FSA), 5.000%, 8/15/16	522,820
100,000	Charleston, SC, Refunding & Capital Improvements Revenue, 5.125%, 1/1/12	106,092
415,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	419,138
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	482,473
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	121,869
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 11/1/08 @ 102 (MBIA), 5.250%, 11/1/11	647,331
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 2/1/09 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	105,352
725,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	744,532
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (FSA, SCSDE), 5.000%, 3/1/16	276,364
325,000	Georgetown County School District, SC, School Improvements G.O., Prerefunded 3/1/11 @ 100 (SCSDE), 5.750%, 3/1/13	347,955
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	402,321
480,000	Horry County School District, SC, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	504,144
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	264,778
305,000	Kershaw County, SC, Facilities Improvements G.O., Series A, Callable 8/4/08 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/13	305,125
475,000	Lancaster County, SC, Edenmoor Improvements District, Special Assessment, Series A, Callable 12/1/16 @ 101, 5.750%, 12/1/37	391,248
495,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	473,562
590,000	Lexington County, SC, Health Services District Income Hospital Refunding & Improvements Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	639,985
300,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	307,383
465,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, Callable 11/1/17 @ 100, OID, 5.000%, 11/1/32	430,460
250,000	Lexington One School Facilities Corp., SC, Lexington County School District No. 1 Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/26	246,733
215,000	Medical University Hospital Authority, SC, FHA-Insured Refunding Revenue, Series A, Callable 8/15/14 @ 100 (MBIA FHA 242), 5.250%, 2/15/22	221,218
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	550,125
300,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	314,337
100,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/17	108,472
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	124,544
50,000	Orangeburg County, SC, Public Improvements G.O., Series A, Callable 4/1/13 @ 100 (FGIC), 4.000%, 4/1/14	49,600
25,000	Orangeburg Joint Governmental Action Authority, Orangeburg County, SC, Public Improvements Revenue (MBIA), 5.000%, 10/1/12	26,066
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (MBIA), OID, 5.375%, 1/1/25	461,399
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	511,930
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	523,885
400,000	Richland County, SC, Environmental Improvements Refunding Revenue, Series A, 4.600%, 9/1/12	390,204
310,000	Richland County, SC, School District No. 2, School Improvements G.O., Series A, Callable 4/1/13 @ 102 (SCSDE), 5.000%, 4/1/17	328,150
305,000	Richland County, SC, School District No. 2, School Improvements G.O., Series B, Callable 5/1/17 @ 100 (MBIA, SCSDE), 5.000%, 5/1/20	321,619
100,000	Richland-Lexington Airport District, SC, Columbia Metropolitan Airport Revenue, Series A, Callable 1/1/11 @ 101 (FSA), OID, 4.875%, 1/1/17	103,064

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$425,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	$453,173
500,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (FSA), 5.000%, 12/1/23	511,360
500,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	522,565
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, SC, Wofford College Project Revenue, 4.000%, 4/1/15	204,030
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, SC, Wofford College Project Revenue, 4.000%, 4/1/16	187,064
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 2/1/09 @ 101 (FSA), 5.500%, 2/1/11	539,322
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	209,858
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (MBIA), 5.500%, 1/1/11	156,026
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (FSA), 5.250%, 1/1/17	158,638
220,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	228,921
400,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	425,048
425,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	441,809
250,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	249,225
60,000	South Carolina, State University Improvements G.O., Series C, Callable 12/1/11 @ 101, 4.600%, 12/1/12	63,091
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	549,612
150,000	Spartanburg County, SC, Regional Health Services District, Series A (Assured Guaranty), 5.000%, 4/15/18	157,990
100,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue, Callable 12/1/17 @ 100 (XLCA), 5.000%, 12/1/27	97,928
500,000	York County, SC, Rock Hill School District No. 3, G.O., Series A, Callable 3/1/09 @ 101 (SCSDE), OID, 5.000%, 3/1/12	512,685
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (FSA, SCSDE), 5.000%, 3/1/22	530,334

	Total Municipal Bonds (Cost $ 19,070,512)	18,993,279

Shares
INVESTMENT COMPANY (6.0%)
1,223,434	Federated Tax-Free Obligations Fund, Institutional Service Class	1,223,434

	Total Investment Company (Cost $1,223,434)	1,223,434

Total Investments — 99.4% (Cost $20,293,946)		20,216,713
Net Other Assets (Liabilities) — 0.6%		117,969

NET ASSETS — 100.0%		$20,334,682

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.1%)
	District of Columbia (2.0%)
$1,615,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (FGIC), 6.000%, 7/1/09	$1,664,726

	Virginia (94.1%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,070,160
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,090,550
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,081,380
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,043,680
1,000,000	Arlington County, VA, Public Improvements G.O., 5.000%, 1/15/15	1,085,060
1,000,000	Arlington County, VA, Public Improvements G.O., Prerefunded 6/1/09 @ 100 (State Aid Withholding), 5.125%, 6/1/11	1,030,780
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,178,362
280,000	Chesapeake, VA, Refunding Public Improvements G.O., 5.000%, 5/1/11	294,949
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Revenue, Callable 8/4/08 @ 100.50, 5.500%, 10/1/09	2,517,825
2,505,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,701,993
1,000,000	Fairfax County, VA, Economic Development Authority, Parking Facility Improvements, Vienna II Metrorail Revenue, 1st Series, Prerefunded 9/1/09 @ 102, OID, 5.250%, 9/1/10	1,055,120
1,000,000	Hampton Roads Regional Jail Authority Refunding Revenue, Callable 7/1/14 @ 100 (MBIA), 5.250%, 7/1/22	1,039,070
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,555,702
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,042,080
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/14	1,087,520
2,040,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	2,229,516
1,000,000	Loudoun County, VA, Public Improvements Revenue, Series B, 5.000%, 12/1/15	1,091,440
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,064,590
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 4/1/10 @ 100, 4.000%, 4/1/11	2,512,500
1,650,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,726,214
1,140,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,233,845
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,094,390
1,000,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,070,030
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 11/1/08 @ 101 (FSA), 5.125%, 11/1/11	1,049,045
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,043,430
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 8/4/08 @ 102 (FSA), 5.375%, 7/1/14	408,912
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (MBIA, State Aid Withholding), 5.625%, 3/1/15	1,137,516
1,000,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	1,031,860
925,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,000,572
1,320,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (FGIC), 5.250%, 7/15/16	1,399,213
235,000	Roanoke County, VA, Economic Development Authority, Public Facilities Projects Revenue (Assured Guaranty), 4.000%, 10/15/18	231,017
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,076,540
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,174,298
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	371,392
195,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	191,816
380,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	366,248

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$700,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	$665,896
445,000	Stafford County, VA, Economic Development Authority, Public Facilities Projects Revenue (Assured Guaranty), OID, 4.000%, 4/1/17	439,157
1,330,000	Stafford County, VA, Economic Development Authority, Public Facilities Projects Revenue (Assured Guaranty), OID, 4.250%, 4/1/18	1,324,986
1,335,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/16	1,422,109
2,445,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/17	2,600,282
300,000	Tobacco Settlement Financing Corp. Revenue, VA, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	329,298
2,500,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	2,632,000
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,728,029
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,156,460
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,044,770
1,450,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B (State Aid Withholding), 4.250%, 9/1/17	1,488,410
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,034,630
1,025,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/16 @ 100 (State Aid Withholding), OID, 3.500%, 9/1/25	873,526
550,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Prerefunded 9/1/11 @ 100, 5.000%, 9/1/19	582,488
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,662,418
2,240,000	Virginia Public Building Authority, VA, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,363,603
1,095,000	Virginia Public Building Authority, VA, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/18	1,169,350
130,000	Virginia Public School Authority, Refunding School Financing 1997 Revenue, Series D (State Aid Withholding), 5.250%, 2/1/12	138,671
2,500,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (MBIA), 5.000%, 8/1/26	2,577,225
625,000	Virginia Public School Authority, School Financing G.O., Series B, Callable 8/1/11 @ 101 (State Aid Withholding), OID, 3.000%, 8/1/20	540,119
175,000	Virginia Public School Authority, School Financing G.O., Series B, Prerefunded 8/1/09 @ 101 (State Aid Withholding), 5.625%, 8/1/12	183,670
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,050,590
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,122,550
855,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	940,286
2,390,000	Virginia State Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	2,449,200
1,545,000	Virginia State, Refunding G.O., Series B, 5.000%, 6/1/14	1,672,617
400,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	365,580
1,000,000	Western Virginia Regional Jail Authority, Aniticipation Notes Correctional Facility Improvements Revenue, Callable 12/1/08 @ 100, 4.125%, 12/1/09	1,005,990

		78,942,525

	Total Municipal Bonds (Cost $79,479,386)	80,607,251

Shares
INVESTMENT COMPANY (2.7%)
2,290,577	BlackRock Virginia Municipal Money Market Portfolio, Institutional Class	2,290,577

	Total Investment Company (Cost $2,290,577)	2,290,577

Total Investments — 98.8% (Cost $81,769,963)		82,897,828
Net Other Assets (Liabilities) — 1.2%		981,251

NET ASSETS — 100.0%		$83,879,079

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.4%)
	West Virginia (98.4%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (FGIC), 5.000%, 5/1/16	$1,307,075
690,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.600%, 10/1/15	674,972
720,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.700%, 10/1/16	702,634
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	547,325
1,800,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/16	1,924,956
465,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue, Callable 4/1/11 @ 100 (FGIC), 7.375%, 4/1/11	514,699
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,082,509
1,860,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (FGIC), 5.250%, 9/1/19	1,943,049
1,435,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (FGIC), 5.250%, 6/1/22	1,471,779
715,000	Fairmont State College, WV, University & College Improvements Revenue, Series B, Callable 6/1/13 @ 100 (FGIC), 5.000%, 6/1/32	694,572
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 8/4/08 @ 101 (MBIA), OID, 5.375%, 7/1/13	688,167
1,455,000	Harrison County, WV, County Commission Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,437,831
545,000	Harrison County, WV, County Commission Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	541,735
235,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/12	237,580
335,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/13	337,110
275,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	276,645
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	873,906
1,395,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Increment Financing Revenue, District A, 5.350%, 6/1/17	1,418,687
685,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/08 @ 101.5 (MBIA-IBC), OID, 5.000%, 6/1/13	699,926
1,115,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Increment Financing Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,119,204
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/14	1,233,542
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/15	1,377,454
50,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Revenue, Series A, Callable 8/1/15 @ 100 (FGIC), 4.500%, 8/1/22	47,010
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 8/4/08 @ 100 (AMBAC), 6.150%, 5/1/15	1,103,069
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (MBIA), 5.000%, 6/1/22	1,036,450
565,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 4.500%, 9/1/09	580,814
1,360,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,462,870
550,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	527,813
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (MBIA), 5.500%, 6/1/12	2,134,440
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/15	1,065,780
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/18	1,054,990
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/19	1,097,190
475,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	496,370
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	246,065
340,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	339,986
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,306,425

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (FGIC), 5.000%, 4/1/14	$859,270
2,280,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (FGIC), 5.000%, 4/1/23	2,318,555
970,000	West Virginia Hospital Finance Authority, Veterans Nursing Home Revenue, Callable 3/1/14 @ 100, 5.500%, 3/1/22	909,627
330,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	323,433
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/15	1,576,335
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/16	2,203,719
1,960,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/18	2,031,148
1,615,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/19	1,660,382
1,000,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.000%, 1/1/09	1,014,730
275,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 1/1/14	294,773
1,020,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 7/1/14	1,097,306
1,395,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,446,754
215,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	224,531
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	744,109
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	491,306
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 8/4/08 @ 100 (FSA), 5.000%, 8/1/09	801,688
1,200,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 8/4/08 @ 100 (MBIA), 6.100%, 1/1/18	1,235,880
400,000	West Virginia State Hospital Finance Authority, West Virginia University Hospital Refunding Revenue, Series A (FSA), OID, 3.500%, 6/1/10	404,292
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.000%, 5/15/10	1,033,170
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/12	1,052,850
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (FGIC), 5.250%, 5/15/17	745,514
460,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (FGIC), 5.000%, 10/1/21	469,366
1,485,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.500%, 4/1/11	1,566,126
1,500,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.250%, 4/1/28	1,583,430
1,075,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	1,099,725
1,000,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 4.750%, 10/1/23	1,010,820
1,000,000	West Virginia Water Development Authority, Loan Program II Revenue, Series A, Prerefunded 11/1/09 @ 102 (AMBAC), 5.500%, 11/1/18	1,062,240
500,000	West Virginia, State Infrastructure Refunding G.O. (FGIC), 5.000%, 11/1/10	522,265
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,093,612
2,470,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/11	2,634,181
300,000	West Virginia, State Road Highway Improvements G.O., Prerefunded 6/1/09 @ 101, 5.750%, 6/1/13	313,833
380,000	West Virginia, State Road Refunding G.O. (FGIC), 5.000%, 6/1/12	400,170
2,090,000	West Virginia, State Road Refunding G.O. (FGIC), 5.000%, 6/1/15	2,224,930

	Total Municipal Bonds (Cost $69,880,380)	70,054,699

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.4%)
1,026,587	Federated Tax-Free Obligations Fund, Institutional Service Class	$1,026,587

	Total Investment Company (Cost $1,026,587)	1,026,587

Total Investments — 99.8% (Cost $70,906,967)		71,081,286
Net Other Assets (Liabilities) — 0.2%		138,980

NET ASSETS — 100.0%		$71,220,266

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.8%)
	Arizona (6.3%)
$1,225,000	Arizona Health Facilities Authority Revenue, La Loma Village, AZ (Sovereign Bank FSB), 1.600%, 7/3/07*	$1,225,000
1,935,000	Salt River Project Agricultural Improvements & Power District Electric System, AZ, Puttable Revenue, Series 2045, 1.600%, 7/3/08*(d)	1,935,000
3,250,000	Yavapai County, AZ, Highway Construction Advancement Revenue, 1.540%, 7/3/08*	3,250,000
400,000	Yavapai County, AZ, Industrial Development Authority Hospital Facilities Revenue, Yavapai Regional Medical Center, Series B (FSA), 1.700%, 7/3/08*	400,000

		6,810,000

	Colorado (1.5%)
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 1.650%, 7/3/08*	1,600,000

	Florida (4.8%)
1,500,000	Orange County, FL, Industrial Development Authority Revenue, Catholic Diocese Project (Suntrust Bank), 1.530%, 7/2/08*	1,500,000
2,270,000	Tallahassee, FL, Puttable Capital Buildings Revenue, Series 607 (FSA), 1.630%, 7/3/08*(d)	2,270,000
1,380,000	Volusia County, FL, Educational Facility Authority Revenue, Bethune Cookman College Project (Suntrust Bank), 1.530%, 7/2/08*	1,380,000

		5,150,000

	Georgia (4.6%)
5,000,000	Fulton County, GA, School District Construction Sale Tax G.O. Limited Notes, Cash Flow Management, 3.000%, 12/31/08	5,018,393

	Illinois (19.8%)
934,255	ABN AMRO Chicago Corp. Leasetops Master Trust 1, Revenue, Series 1997-1, 1.750%, 7/3/08*(d)	934,255
5,000,000	Chicago School Finance Authority, IL, School Financing Refunding G.O., Series B (FSA), 5.000%, 6/1/09	5,139,219
1,075,000	Cook County, IL, Capital Improvements G.O., Series E, 1.570%, 7/3/08*	1,075,000
4,400,000	Illinois Finance Authority Refunding Revenue, Sacred Heart Schools Project (Fifth Third Bank), 1.540%, 7/2/08*	4,400,000
5,000,000	Illinois Financial Authority Revenue, Bradley University, Series A (Northern Trust Company), 1.540%, 7/3/08*	5,000,000
4,000,000	Illinois Health Facilities Authority Refunding Revenue, Rehabilitation Institute Chicago Project (Bank of America N.A.), 1.550%, 7/3/08*	4,000,000
805,000	Illinois Housing Development Authority Refunding Revenue, Home Owner Mortgage SubSeries H-1, Callable 7/21/08 @ 100, 3.450%, 10/1/08*	805,000
141,000	Western Springs, IL, Timber Trails Project Special Assessment (LaSalle Bank N.A.), 1.550%, 7/2/08*	141,000

		21,494,474

	Indiana (2.3%)
2,500,000	Jasper Hospital Authority Revenue, IN, Little Co. of Mary Hospital (Fifth Third Bank), 1.590%, 7/4/08*	2,500,000

	Kentucky (4.6%)
5,000,000	Kentucky Economic Development Finance Authority, KY, Christian Care Community Refunding Revenue, Series A (National City Bank), 1.850%, 7/3/08*	5,000,000

	Maine (4.6%)
5,000,000	Finance Authority of Maine, Revenue, Mt. Desert (Citizens Bank NH), 1.650%, 7/3/08*	5,000,000

	Mississippi (4.8%)
1,700,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone Revenue, Chevron USA Inc. Project, Series B, 2.500%, 7/1/08*	1,700,000
3,500,000	Mississippi Business Finance Corp., Mississippi Revenue Gulfport Promenade Project (Regions Bank), 1.550%, 7/3/08*	3,500,000

		5,200,000

	Missouri (2.9%)
3,100,000	Missouri State Health & Educational Facilities Authority Revenue, MO, Dialsis Clinic, Inc. Project (Suntrust Bank), 1.580%, 7/2/08*	3,100,000

	Ohio (12.0%)
2,500,000	Buckeye Tobacco Settlement Financing Authority Floatable Revenue, OH, Series 2551, Callable 6/1/17 @ 100, 1.750%, 7/3/08*(d)	2,500,000
1,092,599	Columbus, OH, City School District, G.O. Refunding Bond Anticipation Notes, School Facilities Construction, 3.750%, 12/11/08	1,095,427
1,525,000	Franklin County, OH, Health Care Facilities Refunding & Improvements Revenue, Ohio Presbyterian Retirement Services, Series B (National City Bank), 1.850%, 7/3/08*	1,525,000
2,500,000	Lima, OH, G.O. Bond Anticipation Notes, Water Systems Capital Facilities Cash Flow Management, 2.500%, 5/28/09	2,508,866
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue (U.S. Bank N.A.), 1.650%, 7/3/08*	1,525,000
1,405,000	Parma Heights, OH, Bond Anticipation Notes Street Improvements Cash Flow Management, Callable 7/31/08 @ 100, 3.750%, 9/12/08	1,405,000
825,500	Sidney, OH, G.O. Refunding Bond Anticipation Notes, Various Purposes, 4.250%, 8/14/08	825,978

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Ohio — (continued)
$1,575,000	Warrensville Heights, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements - 2, 2.400%, 5/29/09	$1,578,505

		12,963,776

	Oregon (1.6%)
1,700,000	Oregon State, G.O., Series 73 H, 1.400%, 7/2/08*	1,700,000

	Pennsylvania (0.4%)
475,000	Allegheny County, PA, Hospital Development Authority Revenue, Presbyterian University Hospital, Series B1 (Bank One N.A.), 1.500%, 7/3/08*	475,000

	Rhode Island (0.9%)
1,000,000	Woonsocket, RI, G.O. Bond Anticipation Notes, 4.000%, 7/15/08	1,000,150

	South Carolina (2.8%)
3,015,000	Educational Facilities Authority Revenue, Allen University Project, Series A (National Bank of SC), 1.700%, 7/3/08*	3,015,000

	Tennessee (6.5%)
2,100,000	Hendersonville Industrial Development Board, TN, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 1.530%, 7/2/08*	2,100,000
3,830,000	Jackson Energy Authority, Natual Gas System Revenue (FSA), 1.500%, 7/2/08*	3,830,000
1,085,000	Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Refunding Revenue, David Lipscomb University Project (Suntrust Bank), 1.530%, 7/2/08*	1,085,000

		7,015,000

	Texas (10.1%)
1,000,000	Coppell Independent School District, TX, Refunding G.O., (PSF-GTD), OID, 3.750%, 8/15/08**	995,446
1,350,000	Crawford Education Facilities Corp., TX, Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 1.640%, 7/3/08*	1,350,000
1,400,000	Denton Independent School District, TX, School Improvements G.O., Series B (PSF-GTD), 3.750%, 8/15/08*	1,400,000
3,545,000	Houston Higher Education Finance Corp., TX, University & College Improvements, Tierwester Oaks, Series A (Bank of New York), 1.950%, 7/1/08*	3,545,000
1,100,000	Kendall County, TX, Health Facility Development Corp., Health Care Revenue, Morningside Ministries, Class A (Allied Irish Bank PLC), 1.540%, 7/3/08*	1,100,000
2,500,000	Texas Municipal Gas Acquisition & Supply Corp. II, Natural Gas Utility Improvements Revenue, ROCS-10014, 1.620%, 7/3/08*(d)	2,500,000

		10,890,446

	Utah (2.3%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 1.600%, 7/3/08*(d)	2,500,000

	Virginia (0.5%)
700,000	Pocahontas Parkway Association, VA, Capital Appreciation Toll Road Revenue, Senior Series B, Prerefunded 8/15/08 @ 82.1, OID, 2.101%, 8/15/08**	573,224

	Washington (2.8%)
3,000,000	King County, WA, Sewer Improvements Revenue, Series B (Helaba), 1.570%, 7/2/08*	3,000,000

	Wisconsin (3.7%)
3,000,000	Appleton Redevelopment Authority, WI, Fox Cities Performing Arts Center Revenue, Series B (Bank One Wisconsin), 1.550%, 7/2/08*	3,000,000
1,000,000	Rock County, WI, Promissory Notes, Cash Flow Management G.O., 4.250%, 7/10/08	1,000,107

		4,000,107

	Total Municipal Bonds (Cost $ 108,005,570)	108,005,570

Shares
INVESTMENT COMPANY (0.0%)
14,154	SEI Institutional Tax Free Fund	14,154

	Total Investment Company (Cost $14,154)	14,154

Total Investments — 99.8% (Cost $108,019,724)		108,019,724
Net Other Assets (Liabilities) — 0.2%		237,681

NET ASSETS — 100.0%		$108,257,405

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (3.5%)
$3,584,648	Cal Securitization Trust, Series 2008-1, Class A1, 2.994%, 4/15/09(e)	$3,584,648
3,264,954	Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A1, 5.105%, 12/15/08(d)	3,264,954
10,000,000	Carl Note Repackaging Trust, Series No. 10, 3.465%, 7/15/09(e)	10,000,000
4,000,000	Carmax Auto Owner Trust, Series 2008-2, Class A1, 2.922%, 7/15/09	4,000,000
1,353,162	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.152%, 3/9/09(d)	1,353,161
3,440,152	Fifth Third Auto Trust, Series 2008-1, Class A1, 2.730%, 4/15/09	3,440,152
2,814,424	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.018%, 2/13/09(d)	2,814,424
4,920,131	Ford Credit Auto Owner Trust, Series 2008-B, Class A1, 2.766%, 5/15/09	4,920,131
25,273,269	Ford Credit Auto Owner Trust, Series 2008-C, Class A1, 2.776%, 6/15/09(d)	25,273,269
2,000,000	Huntington Auto Trust, Series 2008-1A, Class A1, 2.821%, 6/15/09(d)	2,000,000
1,185,289	Triad Automobile Receivables Owner Trust, Series 2007-B, Class A1, 5.068%, 12/12/08	1,185,289

	Total Asset Backed Securities (Cost $61,836,028)	61,836,028

CERTIFICATES OF DEPOSIT (14.9%)
	Banks (11.2%)
20,000,000	Bank of Montreal, 3.250%, 7/29/08	20,000,000
5,000,000	Bank of Montreal, Chicago, 3.650%, 6/15/09	5,000,000
15,000,000	Barclays Bank PLC, 3.050%, 7/25/08	15,000,000
5,000,000	Barclays Bank PLC, 3.060%, 2/23/09	5,000,000
8,000,000	Barclays Bank PLC, 3.700%, 6/12/09	8,000,000
20,000,000	Comerica Bank, 4.250%, 7/10/08	20,000,000
10,000,000	Compass Bank, 2.760%, 11/14/08	10,000,000
5,000,000	Depfa Bank PLC, 2.920%, 12/4/08	5,000,000
10,000,000	Huntington National Bank, 2.850%, 7/1/08	10,000,000
20,000,000	Huntington National Bank, 2.850%, 7/3/08	20,000,000
10,000,000	Huntington National Bank, 2.870%, 8/4/08	10,000,000
15,000,000	National City Bank, 2.730%, 9/9/08	15,000,288
15,000,000	National City Bank, 2.780%, 9/11/08	15,000,000
15,000,000	Natixis, NY Branch, 3.000%, 8/1/08	15,000,000
10,000,000	Royal Bank of Scotland, NY, 3.760%, 7/18/08	10,000,000
10,000,000	UBS AG, Stamford Branch, 4.080%, 7/7/08	10,000,000
6,000,000	UBS AG, Stamford Branch, 3.780%, 10/15/08	6,000,000

		199,000,288

	Financial Services (3.7%)
15,000,000	Societe Generale, Paris, 3.250%, 7/30/08	15,000,000
15,000,000	Wilmington Trust Co., 2.700%, 8/22/08	15,000,000
20,000,000	Wilmington Trust Co., 2.740%, 9/2/08	20,000,000
15,000,000	Wilmington Trust Co., 2.850%, 9/23/08	15,000,000

		65,000,000

	Total Certificates of Deposit (Cost $264,000,288)	264,000,288

COMMERCIAL PAPER** (40.0%)
	Banking (0.6%)
10,000,000	Bank of Scotland PLC, 3.264%, 7/22/08	9,981,217

	Brokers & Dealers (1.1%)
20,000,000	Morgan Stanley, 2.887%, 7/7/08	19,990,533

	Financial Services (36.2%)
15,000,000	Alpine Securitization Corp., 2.795%, 7/1/08(d)	15,000,000
20,000,000	Alpine Securitization Corp., 2.592%, 8/20/08(d)	19,929,167
20,000,000	Amsterdam Funding Corp., 2.643%, 8/26/08(d)	19,919,111
20,000,000	Amsterdam Funding Corp., 2.816%, 9/18/08(d)	19,878,428
25,000,000	Amsterdam Funding Corp., 2.826%, 9/19/08(d)	24,845,556
20,000,000	Barton Capital LLC, 2.694%, 8/8/08(d)	19,944,056
23,000,000	Barton Capital LLC, 2.643%, 8/11/08(d)	22,931,894
10,000,000	Chariot Funding LLC, 2.592%, 8/20/08(d)	9,964,583
8,200,000	Diageo Capital PLC., 3.151%, 9/12/08(d)	8,148,454
5,000,000	Drac LLC, 3.405%, 7/21/08	4,990,694
18,000,000	Enterprise Funding LLC, 2.795%, 9/19/08(d)	17,890,000
15,000,000	Fairway Finance Co. LLC, 2.846%, 7/2/08(d)	14,998,833
25,000,000	Falcon Asset Securitization Co. LLC, 2.897%, 7/23/08(d)	24,956,458
3,500,000	Fcar Owner Trust I, 3.751%, 7/14/08	3,495,324
10,000,000	Fcar Owner Trust I, 3.366%, 12/15/08	9,845,989
10,000,000	Fcar Owner Trust II, 2.970%, 9/5/08	9,946,283
5,000,000	Fcar Owner Trust II, 2.653%, 9/19/08	4,971,000
7,000,000	Fountain Square Commercial Funding, 3.182%, 8/1/08(d)	6,981,133
15,000,000	Fountain Square Commercial Funding, 3.151%, 8/18/08(d)	14,938,000
13,400,000	Fountain Square Commercial Funding, 3.304%, 9/30/08(d)	13,289,915
10,000,000	Heinz (H.J.) Finance Co., 3.050%, 7/9/08(d)	9,993,333
4,000,000	Heinz (H.J.) Finance Co., 2.898%, 7/22/08(d)	3,993,350
2,700,000	Heinz (H.J.) Finance Co., 2.898%, 7/30/08(d)	2,693,801
1,000,000	Heinz (H.J.) Finance Co., 2.948%, 8/14/08(d)	996,456
22,500,000	Jupiter Securitization Co. LLC, 2.643%, 8/14/08(d)	22,428,500
11,103,000	Jupiter Securitization Co. LLC, 2.643%, 9/5/08(d)	11,050,076
25,000,000	Jupiter Securitization Co. LLC, 2.816%, 9/15/08(d)	24,853,806
5,000,000	Nissan Motor Acceptance Corp., 2.897%, 7/18/08(d)	4,993,271
6,300,000	Nissan Motor Acceptance Corp., 2.897%, 7/23/08(d)	6,289,027
6,000,000	Nissan Motor Acceptance Corp., 3.019%, 7/23/08(d)	5,989,110
20,000,000	Picaros Funding LLC, 2.686%, 9/26/08(d)	19,871,917
25,000,000	Picaros Funding LLC, 2.694%, 9/26/08(d)	24,839,896
8,000,000	Salisbury Receivables Co. LLC, 2.765%, 8/7/08(d)	7,977,636
30,000,000	Salisbury Receivables Co. LLC, 2.745%, 8/14/08(d)	29,901,000
15,000,000	Sheffield Receivables Corp., 2.788%, 7/1/08(d)	15,000,000
20,000,000	Sheffield Receivables Corp., 2.846%, 9/16/08(d)	19,880,222
10,000,000	Societe Generale North America, Inc., 3.010%, 8/8/08	9,968,756
25,000,000	Societe Generale, Paris, 3.004%, 8/14/08	24,909,708
4,000,000	Textron Financial Corp., 2.897%, 7/7/08	3,998,100
1,000,000	Textron Financial Corp., 2.856%, 8/19/08	996,175
20,000,000	Tulip Funding Corp., 2.780%, 9/11/08(d)	19,890,000
7,000,000	Versailles CDS, LLC, 2.948%, 8/8/08	6,978,572
25,000,000	Versailles CDS, LLC, 2.948%, 8/21/08(d)	24,897,292

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
COMMERCIAL PAPER** — (continued)
	Financial Services — (continued)
$20,000,000	Yorktown Capital LLC, 2.684%, 8/11/08(d)	$19,939,867
20,000,000	Yorktown Capital LLC, 2.714%, 8/14/08(d)	19,934,733
10,000,000	Yorktown Capital LLC, 2.849%, 9/23/08(d)	9,934,433

		639,063,915

	Health Care (0.5%)
8,500,000	AstraZeneca PLC, 2.968%, 8/26/08(d)	8,461,391

	Retail (1.6%)
3,000,000	Gannett Co., Inc., 3.304%, 8/1/08(d)	2,991,604
10,000,000	Gannett Co., Inc., 3.050%, 8/7/08(d)	9,969,167
5,000,000	Gannett Co., Inc., 2.999%, 8/8/08(d)	4,984,431
6,000,000	General Mills, Inc., 2.999%, 8/19/08(d)	5,975,971
4,000,000	General Mills, Inc., 3.100%, 9/15/08(d)	3,974,244

		27,895,417

	Total Commercial Paper (Cost $705,392,473)	705,392,473

CORPORATE BONDS (0.6%)
	Banks (0.3%)
5,065,000	Marshall & Ilsley Bank, 4.500%, 8/25/08	5,074,377

	Financial Services (0.3%)
5,000,000	Sigma Finance, Inc., Series MTN, 5.415%, 8/5/08(e)	5,000,000

	Total Corporate Bonds (Cost $10,074,377)	10,074,377

VARIABLE RATE NOTES* (28.9%)
	Banking (17.5%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 3.100%, 7/10/08	1,670,000
25,000,000	Bank of Ireland, Series XMTN, 2.473%, 7/21/08(d)	25,000,000
15,000,000	Bank of Montreal, Chicago, 2.951%, 7/7/08(d)	15,000,000
10,000,000	Bank of Montreal, Chicago, Series YCD, 2.989%, 7/31/08	10,000,000
2,000,000	Bank of Scotland PLC, Series MTN, 2.448%, 7/9/08(d)	2,000,000
23,300,000	Bank of Scotland PLC, Series MTN2, 2.541%, 8/1/08(d)	23,300,000
14,000,000	BNP Paribas, 2.773%, 8/19/08(d)	14,000,000
3,070,000	Christian Life Assembly of the Assemblies of God (Fulton Bank), 3.000%, 7/10/08	3,070,000
2,540,000	Damascus, Ltd. (Hunting National Bank), 3.470%, 7/3/08	2,540,000
15,000,000	Depfa Bank PLC, Series EXL, 2.836%, 7/14/08(d)	15,000,000
1,505,000	Guilford Capital LLC, Series 02-A (Regions Bank), 2.783%, 7/10/08	1,505,000
4,785,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 2.580%, 7/10/08	4,785,000
3,590,000	Indian Hills Country Club, Series 2000 (Regions Bank), 2.530%, 7/10/08	3,590,000
35,000,000	Marshall & Ilsley Bank, 2.473%, 7/25/08	35,000,000
20,000,000	National Australia Bank, Ltd., 2.882%, 9/8/08(d)	20,000,000
25,000,000	National City Bank, Series BKNT, 2.720%, 7/1/08	25,000,000
20,000,000	National City Bank, Series BKNT, 2.740%, 7/1/08	20,000,000
10,000,000	Natixis, NY Branch, 2.991%, 10/1/08	10,000,000
5,000,000	Royal Bank of Scotland Group PLC, 2.495%, 9/4/08(d)	5,000,000
3,445,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 2.750%, 7/10/08	3,445,000
14,225,000	Stone Creek LLC (Columbus Bank and Trust Co.), 2.730%, 7/3/08	14,225,000
10,000,000	Svenska Handelsbanken AB, 2.467%, 7/14/08(d)	10,000,000
15,000,000	Svenska Handelsbanken AB, 2.938%, 7/7/08(d)	15,000,000
9,774,000	TOG Properties LLC (Regions Bank), 2.830%, 7/10/08	9,774,000
2,785,000	Vestavia Hills Baptist Church, Series 2000 (Regions Bank), 2.550%, 7/10/08	2,785,000
12,000,000	Westpac Banking Corp., 2.471%, 7/16/08(d)	12,000,000
4,630,000	World Wildlife Fund, Inc. (AMBAC Assurance Corp.), 2.800%, 7/3/08	4,630,000

		308,319,000

	Brokers & Dealers (4.3%)
25,000,000	Goldman Sachs Group LP, 2.590%, 7/1/08(d)	25,000,000
5,000,000	Goldman Sachs Group LP, Series MTN, 2.541%, 7/15/08(d)	5,000,014
10,000,000	Merrill Lynch & Co., Inc., Series MTN, 2.536%, 7/7/08	10,000,000
6,500,000	Merrill Lynch & Co., Inc., Series MTN, 2.641%, 7/18/08(d)	6,500,000
8,000,000	Merrill Lynch & Co., Inc., Series MTN, 2.621%, 7/24/08	8,000,000
7,000,000	Morgan Stanley, 2.573%, 7/28/08	7,000,000
10,000,000	Morgan Stanley, 2.609%, 8/3/08	10,000,000
5,000,000	Morgan Stanley, Series EXL, 2.536%, 7/7/08	5,000,000

		76,500,014

	Energy (0.6%)
10,000,000	BP Capital Markets PLC, 2.791%, 9/11/08	10,000,000

	Financial Services (4.5%)
15,000,000	Calamos Global Dynamic Income Fund (Wachovia Bank N.A.), 3.216%, 9/1/08(d)	15,000,000
5,000,000	K2 (USA) LLC, Series MTN, 2.778%, 7/21/08(d)	4,999,973
5,000,000	K2 (USA) LLC, Series MTN, 2.090%, 8/15/08(d)	4,999,816
10,000,000	K2 (USA) LLC, Series MTN, 2.656%, 8/15/08(d)	9,999,754
25,000,000	K2 (USA) LLC, Series MTN, 2.200%, 8/20/08(d)	24,998,292
20,000,000	Union Hamilton Special Funding LLC, Series MTN, 3.301%, 9/29/08(d)	20,000,000

		79,997,835

	Insurance (1.1%)
5,000,000	Genworth Life Insurance Co., 3.134%, 8/11/08(e)	5,000,000
5,000,000	MetLife Insurance Co. of Connecticut, 2.799%, 8/19/08(e)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 3.253%, 8/1/08(e)	5,000,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Insurance — (continued)
$5,000,000	New York Life Insurance Co., 5.204%, 9/2/08(e)	$5,000,000

		20,000,000

	Municipal Bonds (0.9%)
3,985,000	Franklin County, OH, Edison Welding Institute Inc. Project Refunding Revenue Bonds (Huntington National Bank), 3.470%, 7/3/08	3,985,000
4,000,000	Kansas City, MO, Industrial Development Authority Revenue Bonds, West Edge Project Taxable, (Marshall & Ilsley), 3.500%, 7/2/08	4,000,000
7,000,000	Maryland State, Economic Development Corp. Revenue Bonds, Human Genome Project Taxable Series A, (Manufacturers & Traders), 2.580%, 7/1/08	7,000,000

		14,985,000

	Total Variable Rate Notes (Cost $509,801,849)	509,801,849

MASTER NOTE (2.3%)
40,000,000	Merrill Lynch & Co., Inc., 2.850%, 7/1/08	40,000,000

	Total Master Note (Cost $40,000,000)	40,000,000

REPURCHASE AGREEMENT (10.0%)
176,018,000	Merrill Lynch & Co., Inc., 2.81%, dated 06/30/08, due 07/01/08, proceeds at maturity, $176,031,739 (Collateralized fully by Mortgage-Backed Securities)	176,018,000

	Total Repurchase Agreement (Cost $176,018,000)	176,018,000

Total Investments — 100.2% (Cost $1,767,123,015)		1,767,123,015
Net Other Assets (Liabilities) — (0.2)%		(2,725,531)

NET ASSETS — 100.0%		$1,764,397,484

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (6.8%)
$30,000,000	3.250%, 8/15/08	$29,999,203
30,000,000	4.875%, 10/31/08	30,274,200

	Total U.S. Treasury Notes (Cost $60,273,403)	60,273,403

U.S. TREASURY BILLS** (34.7%)
40,000,000	0.752%, 7/3/08	39,998,333
15,000,000	2.084%, 7/17/08	14,986,233
15,000,000	2.911%, 7/17/08	14,980,866
20,000,000	1.786%, 8/21/08	19,949,567
20,000,000	2.065%, 8/21/08	19,942,089
30,000,000	1.278%, 9/11/08	29,923,799
10,000,000	1.766%, 9/11/08	9,964,823
30,000,000	1.271%, 9/18/08	29,916,843
10,000,000	1.899%, 9/18/08	9,958,529
30,000,000	1.843%, 9/25/08	29,868,847
10,000,000	1.855%, 9/25/08	9,955,920
40,000,000	1.869%, 10/16/08	39,779,461
40,000,000	2.179%, 11/13/08	39,676,000

	Total U.S. Treasury Bills (Cost $308,901,310)	308,901,310

REPURCHASE AGREEMENT (58.5%)
170,000,000	Bank of America Corp., 1.60%, dated 06/30/08, due 07/01/08, proceeds at maturity, $170,007,556 (Collateralized fully by U.S. Treasury Securities)	170,000,000
185,876,737	Credit Suisse First Boston, 1.70%, dated 06/30/08, due 07/01/08, proceeds at maturity, $185,885,515 (Collateralized fully by U.S. Treasury Securities)	185,876,737
100,000,000	Goldman, Sachs & Co., 1.25%, dated 06/30/08, due 07/01/08, proceeds at maturity, $100,003,472 (Collateralized fully by U.S. Treasury Securities)	100,000,000
65,000,000	Merrill Lynch & Co., Inc., 1.25%, dated 06/30/08, due 07/01/08, proceeds at maturity, $65,002,257 (Collateralized fully by U.S. Treasury Securities)	65,000,000

	Total Repurchase Agreement (Cost $520,876,737)	520,876,737

Total Investments — 100.0% (Cost $ 890,051,450)		890,051,450
Net Other Assets (Liabilities) — 0.0%		(419,417)

NET ASSETS — 100.0%		$889,632,033

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (90.2%)
91,761	BB&T Equity Income Fund, Institutional Class	$1,232,346
789,505	BB&T International Equity Fund, Institutional Class	5,597,594
307,746	BB&T Large Cap Fund, Institutional Class	3,668,327
146,103	BB&T Mid Cap Growth Fund, Institutional Class	2,001,608
272,070	BB&T Mid Cap Value Fund, Institutional Class	2,864,900
59,043	BB&T Special Opportunities Equity Fund, Institutional Class	1,014,361
3,297,482	BB&T Total Return Bond Fund, Institutional Class	33,436,467
1,409,826	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,409,826

	Total Affiliated Investment Companies (Cost $53,122,797)	51,225,429

EXCHANGE TRADED FUNDS (9.5%)
22,014	iShares Russell 2000 Index Fund	1,519,626
30,216	iShares S&P 500 Index Fund	3,864,929

	Total Exchange Traded Funds (Cost $5,854,757)	5,384,555

Total Investments — 99.7% (Cost $58,977,554)		56,609,984
Net Other Assets (Liabilities) — 0.3%		198,053

NET ASSETS — 100.0%		$56,808,037

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (84.2%)
216,026	BB&T Equity Income Fund, Institutional Class	$2,901,226
1,690,836	BB&T International Equity Fund, Institutional Class	11,988,025
662,118	BB&T Large Cap Fund, Institutional Class	7,892,448
312,612	BB&T Mid Cap Growth Fund, Institutional Class	4,282,786
583,048	BB&T Mid Cap Value Fund, Institutional Class	6,139,497
111,859	BB&T Special Opportunities Equity Fund, Institutional Class	1,921,741
2,455,905	BB&T Total Return Bond Fund, Institutional Class	24,902,881
1,638,194	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,638,194

	Total Affiliated Investment Companies (Cost $65,677,576)	61,666,798

EXCHANGE TRADED FUNDS (15.7%)
47,112	iShares Russell 2000 Index Fund	3,252,141
64,368	iShares S&P 500 Index Fund	8,233,311

	Total Exchange Traded Funds (Cost $12,482,126)	11,485,452

Total Investments — 99.9% (Cost $78,159,702)		73,152,250
Net Other Assets (Liabilities) — 0.1%		45,044

NET ASSETS — 100.0%		$73,197,294

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (80.4%)
206,120	BB&T Equity Income Fund, Institutional Class	$2,768,195
1,609,556	BB&T International Equity Fund, Institutional Class	11,411,753
635,259	BB&T Large Cap Fund, Institutional Class	7,572,287
297,473	BB&T Mid Cap Growth Fund, Institutional Class	4,075,382
554,993	BB&T Mid Cap Value Fund, Institutional Class	5,844,074
105,938	BB&T Special Opportunities Equity Fund, Institutional Class	1,820,012
1,022,778	BB&T Total Return Bond Fund, Institutional Class	10,370,968
1,493,654	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,493,654

	Total Affiliated Investment Companies (Cost $49,558,747)	45,356,325

EXCHANGE TRADED FUNDS (19.2%)
44,833	iShares Russell 2000 Index Fund	3,094,822
60,760	iShares S&P 500 Index Fund	7,771,811

	Total Exchange Traded Funds (Cost $11,812,015)	10,866,633

Total Investments — 99.6% (Cost $61,370,762)		56,222,958
Net Other Assets (Liabilities) — 0.4%		207,901

NET ASSETS — 100.0%		$56,430,859

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (75.2%)
118,711	BB&T Equity Income Fund, Institutional Class	$1,594,283
1,025,497	BB&T International Equity Fund, Institutional Class	7,270,772
401,437	BB&T Large Cap Fund, Institutional Class	4,785,129
189,437	BB&T Mid Cap Growth Fund, Institutional Class	2,595,291
353,505	BB&T Mid Cap Value Fund, Institutional Class	3,722,408
76,939	BB&T Special Opportunities Equity Fund, Institutional Class	1,321,804
377,564	BB&T U.S. Treasury Money Market Fund, Institutional Class	377,564

	Total Affiliated Investment Companies (Cost $24,504,888)	21,667,251

EXCHANGE TRADED FUNDS (24.2%)
28,524	iShares Russell 2000 Index Fund	1,969,012
39,009	iShares S&P 500 Index Fund	4,989,641

	Total Exchange Traded Funds (Cost $7,567,747)	6,958,653

Total Investments — 99.4% (Cost $32,072,635)		28,625,904
Net Other Assets (Liabilities) — 0.6%		162,025

NET ASSETS — 100.0%		$28,787,929

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At June 30, 2008, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $15,627,735.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of June 30, 2008, these securities represent 2.19% of net assets in the Prime Money Market Fund and 0.76% of net assets in the International Equity Fund.
(f)	Illiquid security.
(g)	Security held as collateral for written call option.
(h)	Represents that all or a portion of the security was pledged as collateral with a value of $775,019 on 217 long U.S. Treasury Note futures contracts.
(i)	Represents that all or a portion of the security was on loan as of June 30, 2008.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2008. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
***	Interest bearing commercial paper.

ADR — American Depository Receipt

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

FSA — Financial Security Assurance

G.O. — General Obligation

GDR — Global Depository Receipt

GTD STD LNS — Guaranteed Student Loans

IBC — Insured Bond Certificates

LLC — Limited Liability Company

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

N.A. — North America

OID — Original Issue Discount

OJSC — Open Joint Stock Company

PSF-GTD — Permanent School Fund Guaranteed

REIT — Real Estate Investment Trust

SCSDE — South Carolina School District Enhancement

STEP — Step Coupon Bond

XLCA — XL Capital Assurance

See accompanying notes to Schedules of Portfolio Investments.

BB&T Funds

Notes to Financial Statements (Unaudited)

June 30, 2008

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent accounting standards — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying Funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Total Return Bond Fund held financial futures contracts as of June 30, 2008.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options — A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. A risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may sell call options and the Large Cap Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund may purchase put options, purchase call options and write secured put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options.

The following is a summary of options outstanding as of June 30, 2008:

	Number of Contracts	Fair Value
Security
Special Opportunities Equity Fund
Apache Corp., $155.00, 10/18/08	1,400	$(1,008,000)
Apache Corp., $160.00, 10/18/08	100	(60,000)
Southwest Airlines Co., $15.00, 7/19/08	9,240	(69,300)
Sealed Air Corp., $30.00, 7/19/08	5,700	(57,000)
Smithfield Foods, Inc., $ 35.00, 7/19/08	679	(3,395)
Trinity Industries, Inc., $ 50.00, 10/18/08	260	(7,800)
Varian Medical Systems, Inc., $60.00, 11/22/08	807	(121,050)
Weatherford International, Ltd., $52.50, 11/22/08	4,000	(1,800,000)
Yahoo!, Inc., $32.50, 7/19/08	2,250	(6,750)
Yum! Brands, Inc., $ 40.00, 7/19/08	2,581	(25,810)

		$(3,159,105)

Equity Income Fund
General Mills, Inc., $65.00, 7/19/08	1,100	$(11,000)
Nokia Corp. ADR, $ 40.00, 7/19/08	2,250	(6,750)
Regal Entertainment Group, Class A, $22.50, 7/19/08	302	(3,020)
U.S. Bancorp, $37.50, 12/20/08	1,450	(36,250)

		$(57,020)

Security Loans — To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds at June 30, 2008 was pooled and invested in bank notes, certificates of deposit, commercial paper, and time deposits, (with interest rates ranging from 2.14% to 6.25% and maturity dates ranging from July 2008 through May 2009) managed by Bank of New York Mellon. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board and when, in the judgement of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2008, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended June 30, 2008
BB&T Large Cap	$17,251,984	$18,179,895	$7,227,952
BB&T Mid Cap Value	7,798,447	8,419,571	2,432,028
BB&T Mid Cap Growth	3,638,342	3,723,892	151,912

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended June 30, 2008
BB&T Small Cap	4,100,127	4,215,680	1,850,133
BB&T Special Opportunities Equity	1,932,825	1,973,080	609,016
BB&T Equity Income	15,796,638	16,536,894	6,041,903
BB&T Short U.S. Government	2,089,877	2,120,550	546,334
BB&T Total Return Bond	10,406,599	10,572,274	3,059,971

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2008, the International Equity Fund and the Prime Money Market Fund held illiquid restricted securities representing 0.76% and 2.19% of net assets, respectively. The illiquid restricted securities held as of June 30, 2008 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
International Equity Fund
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	$238,288	9	$25,553	$229,980
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	115,699	9	19,908	179,172
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	131,601	9	17,000	153,000
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	96,394	9	7,911	71,197
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	78,071	9	8,370	75,326
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	63,008	9	5,846	52,614
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	52,461	9	4,144	37,295
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	48,004	9	3,881	34,931
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	36,199	9	4,856	43,701
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	44,455	9	3,867	34,805
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	28,485	9	2,800	25,200
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	26,666	9	2,374	21,368
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	26,572	9	3,739	33,650
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	16,356	9	3,558	32,026
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	16,699	9	2,589	23,304
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	14,651	9	2,020	18,180
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	13,995	9	1,571	14,136
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	15,004	9	1,300	11,701
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	10,950	9	1,042	9,379

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	10,363	9	1,163	10,469
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	9,238	9	1,194	10,750
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	3,524	9	575	5,178
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	2,285	9	272	2,448
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	—	9	—	—
Rolls-Royce Group PLC, Class B	03/05/2008	8,057	4,049,472	—	8,066

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value
Prime Money Market Fund
Cal Securitization Trust, Series 2008-1, Class A1, 2.994%, 4/15/09	3/14/2008	$3,584,648	$3,584,648	$100.00	$3,584,648
Carl Note Repackaging Trust, Series No. 10, 3.465%, 7/15/09	6/18/2008	10,000,000	10,000,000	100.00	10,000,000
Genworth Life Insurance Co., 3.134%, 8/11/08	5/8/2008	5,000,000	5,000,000	100.00	5,000,000
Metlife Insurance Co. of Connecticut, 2.799%, 8/19/08	8/19/2005	5,000,000	5,000,000	100.00	5,000,000
Metropolitan Life Insurance Co., 3.253%, 8/1/08	2/1/2008	5,000,000	5,000,000	100.00	5,000,000
New York Life Insurance Co., 5.204%, 9/2/08	8/24/2007	5,000,000	5,000,000	100.00	5,000,000
Sigma Finance, Inc., Series MTN, 5.415%, 8/5/08	7/5/2007	5,000,000	5,000,000	100.00	5,000,000

5.	Federal Income Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2007, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Small Cap Fund*	$4,700,830	2009
Small Cap Fund*	2,350,415	2010
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Intermediate U.S. Government Fund	222,709	2013
Intermediate U.S. Government Fund	4,243,104	2014
Intermediate U.S. Government Fund	9,481,272	2015
Total Return Bond Fund	1,527,254	2014
Total Return Bond Fund	8,765,688	2015
Kentucky Intermediate Tax-Free Fund	7,545	2011
Kentucky Intermediate Tax-Free Fund	3,794	2014
Kentucky Intermediate Tax-Free Fund	5,948	2015
Maryland Intermediate Tax-Free Fund	11,780	2011
Maryland Intermediate Tax-Free Fund	113,581	2013

*	The amount of these losses that may be utilized are limited to $2,350,415 an annual basis as a result of certain ownership changes in 2006.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

June 30, 2008

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Post- October Losses
International Equity Fund	$1,415,672
Short U.S. Government Fund	268,407
Intermediate U.S. Government Fund	1,438,871
National Tax-Free Money Market Fund	1,935

At June 30, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$415,165,681	$50,684,000	$(73,779,251)	$(23,095,251)
Mid Cap Value Fund	245,694,531	19,308,284	(50,968,349)	(31,660,065)
Mid Cap Growth Fund	190,104,169	29,166,187	(5,743,780)	23,422,407
Small Cap Fund	46,805,204	8,291,022	(1,765,272)	6,525,750
International Equity Fund	142,774,552	15,414,127	(15,627,879)	(213,752)
Special Opportunities Equity Fund	364,390,840	56,321,950	(34,243,125)	22,078,825
Equity Income Fund	254,738,372	23,158,550	(15,785,883)	7,372,667
Short U.S. Government Fund	43,168,187	455,808	(267,630)	188,178
Intermediate U.S. Government Fund	132,597,230	635,333	(1,643,192)	(1,007,859)
Total Return Bond Fund	497,379,952	1,949,840	(8,667,741)	(6,717,901)
Kentucky Intermediate Tax-Free Fund	17,707,137	168,421	(111,137)	57,284
Maryland Intermediate Tax-Free Fund	16,680,684	86,529	(162,660)	(76,131)
North Carolina Intermediate Tax-Free Fund	123,304,698	1,521,534	(712,688)	808,846
South Carolina Intermediate Tax-Free Fund	20,293,946	189,611	(266,844)	(77,233)
Virginia Intermediate Tax-Free Fund	81,769,963	1,429,076	(301,211)	1,127,865
West Virginia Intermediate Tax-Free Fund	70,906,967	767,066	(592,747)	174,319
National Tax-Free Money Market Fund	108,019,724	—	—	—
Prime Money Market Fund	1,767,123,015	—	—	—
U.S. Treasury Money Market Fund	890,051,450	—	—	—
Capital Manager Conservative Growth Fund	58,977,554	390,282	(2,757,852)	(2,367,570)
Capital Manager Moderate Growth Fund	78,159,702	759,268	(5,766,720)	(5,007,452)
Capital Manager Growth Fund	61,370,762	663,642	(5,811,446)	(5,147,804)
Capital Manager Equity Fund	32,072,635	442,521	(3,889,252)	(3,446,731)

STERLING CAPITAL SMALL CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

JUNE 30, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS* — 98.3%
AUTO & TRANSPORTATION — 1.5%
Fleetwood Enterprises, Inc. (a) (b)	134,650	$352,783

CONSUMER DISCRETIONARY — 23.9%
Brink’s Co. (The)	7,750	507,005
Career Education Corp. (a)	14,750	215,498
EarthLink, Inc. (a)	115,100	995,615
Group 1 Automotive, Inc.	22,800	453,036
ICT Group, Inc. (a)	36,660	300,612
K-Swiss, Inc., Class A	20,000	294,000
Lithia Motors, Inc., Class A (b)	45,321	222,979
Meredith Corp.	8,300	234,807
Regis Corp.	35,867	945,095
Select Comfort Corp. (a)	44,540	73,046
Tempur-Pedic International, Inc. (b)	29,300	228,833
Universal Technical Institute, Inc. (a)	23,900	297,794
Voyager Learning Co. (a)	65,500	356,975
Zale Corp. (a) (b)	31,900	602,591

		5,727,886

CONSUMER STAPLES — 2.1%
Winn-Dixie Stores, Inc. (a)	31,984	512,384

FINANCIALS SERVICES — 26.0%
Assured Guaranty, Ltd. (b)	10,150	182,599
BankUnited Financial Corp., Class A (b)	76,750	73,680
Brookline Bancorp, Inc.	27,850	265,968
Fair Isaac Corp.	32,200	668,794
First Citizens BancShares, Inc., Class A	6,960	970,850
FirstFed Financial Corp. (a) (b)	20,400	164,016
Hilb Rogal & Hobbs Co.	7,900	343,334
Horace Mann Educators Corp.	24,400	342,088
Infinity Property & Casualty Corp.	8,400	348,768
Nelnet, Inc., Class A	50,703	569,395
Phoenix Cos., Inc. (The)	81,050	616,791
Piper Jaffray Cos. (a)	13,400	393,022
Provident Financial Services, Inc.	27,550	385,975
Waddell & Reed Financial, Inc., Class A	16,190	566,812
Washington Federal, Inc.	18,700	338,470

		6,230,562

HEALTH CARE — 2.6%
CONMED Corp. (a)	19,040	505,512
Palomar Medical Technologies, Inc. (a)	12,100	120,758

		626,270

MATERIALS & PROCESSING — 14.6%
Avatar Holdings, Inc. (a)	9,535	288,815
Cabot Microelectronics Corp. (a)	12,400	411,060
Exide Technologies (a)	42,096	705,529

Granite Construction, Inc.	11,200	353,136
Louisiana-Pacific Corp.	89,600	760,704
OMNOVA Solutions, Inc. (a)	61,550	171,109
Trex Co., Inc. (a)	16,425	192,665
Universal Forest Products, Inc.	20,400	611,184

		3,494,202

OTHER ENERGY — 3.7%
ATP Oil & Gas Corp. (a)	12,300	485,481
Forest Oil Corp. (a)	5,446	405,727

		891,208

PRODUCER DURABLES — 8.1%
Axcelis Technologies, Inc. (a)	116,565	568,837
Covanta Holding Corp. (a)	25,060	668,851
Smith (A.O.) Corp.	21,575	708,307

		1,945,995

TECHNOLOGY — 9.5%
Black Box Corp.	28,169	765,915
CSG Systems International, Inc. (a)	38,626	425,659
MicroStrategy, Inc., Class A (a)	8,200	530,950
Orbotech, Ltd. (a)	33,500	446,220
Trident Microsystems, Inc. (a)	25,250	92,162

		2,260,906

UTILITIES — 6.3%
ALLETE, Inc.	23,600	991,200
Cleco Corp.	22,600	527,258

		1,518,458

TOTAL COMMON STOCKS (Cost $29,293,628)		23,560,654

INVESTMENT COMPANIES — 2.7%
Federated Treasury Obligations Fund, Institutional Shares (Cost $653,049)	653,049	653,049

	Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN — 8.1%
Pool of Various Securities for Security Loans (Cost $1,949,867)	$1,949,867.00	1,949,867

TOTAL INVESTMENTS (Cost $31,896,544) - 109.1%		26,163,570

NET OTHER ASSETS (LIABILITIES) - (9.1)%		(2,177,554)

NET ASSETS - 100.0%		$23,986,016

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2008.

See accompanying notes to Schedule of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

A. Security Valuation: Investments in the Fund are valued at their latest available sale price on the principal market for which is a securities exchange or an over-the-counter market (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates market value. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the BB&T Funds’ Pricing Committee under the supervision of the Board of Trustees.

B. Security Loans: To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds at June 30, 2008 was pooled and invested in bank notes, certificates of deposit, commercial paper, and time deposits, (with interest rates ranging from 2.14% to 6.25% and maturity dates ranging from July 2008 through May 2009) managed by Bank of New York Mellon. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2008, the following Funds had loans outstanding:

Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended June 30, 2008
$1,708,784	$1,949,867	$554,532

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

C. Tax Disclosure: No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2008 for the Fund are as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$29,946,677	$2,546,788	$(8,279,762)	$(5,732,974)

For additional information regarding the accounting policies of the Sterling Capital Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BB&T Funds

By (Signature and Title)*         /s/ Keith F. Karlawish

                                                     Keith F. Karlawish, President

                                                     (principal executive officer)

Date August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Keith F. Karlawish

                                                     Keith F. Karlawish, President

                                                     (principal executive officer)

Date August 25, 2008

By (Signature and Title)*         /s/ Andrew J. McNally

                                                     Andrew J. McNally, Treasurer

                                                     (principal financial officer)

Date August 25, 2008

* Print the name and title of each signing officer under his or her signature.